UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2013

Item 1. Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity Large Cap Value Enhanced Index Fund

Fidelity Large Cap Core Enhanced Index Fund

Fidelity Mid Cap Enhanced Index Fund

Fidelity Small Cap Enhanced Index Fund

Fidelity International Enhanced Index Fund

Annual Report

(Fidelity Cover Art)

February 28, 2013

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Fidelity® Large Cap Growth Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Large Cap Value Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Large Cap Core Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Mid Cap Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity Small Cap Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Fidelity International Enhanced Index Fund	(Click Here)	Performance
	(Click Here)	Management's Discussion
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by each Fund presented in the table, as a shareholder of the underlying non-affiliated funds (the Underlying Funds), each Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by each Fund presented in the table, as a shareholder of the underlying non-affiliated funds (the Underlying Funds), each Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Fidelity Large Cap Growth Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,058.80	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Fidelity Large Cap Value Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,136.60	$ 2.38
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Fidelity Large Cap Core Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,089.80	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Fidelity Mid Cap Enhanced Index Fund	.60%
Actual		$ 1,000.00	$ 1,144.10	$ 3.19
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.01
Fidelity Small Cap Enhanced Index Fund	.67%
Actual		$ 1,000.00	$ 1,148.90	$ 3.57
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Fidelity International Enhanced Index Fund	.62%
Actual		$ 1,000.00	$ 1,139.00	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity® Large Cap Growth Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity Large Cap Growth Enhanced Index Fund	9.36%	6.27%	4.02%

A From April 19, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Growth Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets posted solid gains for the year ending February 28, 2013, sparked by a late-period rally that pushed major equity benchmarks to multiyear highs. Improvement in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the year, shrugging off an early decline brought on by debt woes in Europe, and another dip later in the period amid Congressional gridlock on the federal budget. Renewed optimism over employment, the housing market, corporate earnings and record dividends made stocks a favorite with investors during the 12 months, which helped push the broad-based S&P 500® Index across the milestone 1,500 mark at the end of January. The S&P 500® finished the period up 13.46%, with the blue-chip-laden Dow Jones Industrial AverageSM following suit, rising 11.51% and nearing an all-time high by period end. The technology-heavy Nasdaq Composite Index® also hit a multiyear high, despite adding a more modest 7.96%. Elsewhere, gains were broad-based, with seven of the 10 sectors in the S&P 500® posting a double-digit advance, led by telecommunication services and health care, while materials, tech and energy showed single-digit returns. Outside the U.S., foreign developed-markets stocks rose strongly, despite the headwind of a stronger U.S. dollar, with the MSCI® EAFE® Index adding 9.99%.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Large Cap Growth Enhanced Index Fund: For the year, the fund returned 9.36%, modestly trailing the benchmark Russell 1000® Growth Index, which added 9.60%. Relative to the benchmark, the fund experienced subpar security selection in the consumer discretionary and industrials sectors. On the positive side, however, very strong stock picking in the energy and, to a lesser extent, materials sectors helped. The biggest individual detractor of the period was Dell, a poor-performing personal computer manufacturer in which the fund was overweighted. We were also hurt by exposure to for-profit higher education provider Apollo Group, whose shares were down sharply, and untimely ownership of Marvell Technology Group, a semiconductor company and out-of-benchmark position. Other disappointments included several stocks the fund owned at relatively unfavorable times, including casino gaming operator Las Vegas Sands; Cummins, a maker of power-generation equipment; and oil-field services company Halliburton. On the positive side, five of the fund's top-six individual contributors were energy stocks, led by Marathon Petroleum, an oil refiner and non-index holding whose shares were up by triple digits during the year. Various other oil-refining companies added significant value, including HollyFrontier, Phillips 66 and Western Refining - the latter two of which were not in the benchmark. Elsewhere, the fund benefited from an out-of-index allocation to PulteGroup, a homebuilder whose shares soared in response to improved conditions in the U.S. housing market. Most of the stocks I've mentioned were not in the portfolio at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.6	8.5
Microsoft Corp.	3.1	3.4
IBM Corp.	3.1	2.7
Google, Inc. Class A	2.9	2.6
Oracle Corp.	2.1	2.0
QUALCOMM, Inc.	1.8	1.1
Home Depot, Inc.	1.7	1.0
PepsiCo, Inc.	1.7	1.2
The Coca-Cola Co.	1.7	1.6
Philip Morris International, Inc.	1.6	2.2
	25.3
Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.1	30.6
Consumer Discretionary	15.5	14.7
Consumer Staples	13.8	12.8
Industrials	13.6	10.3
Health Care	11.9	11.6
Financials	5.7	3.9
Energy	4.4	4.3
Materials	3.5	3.7
Telecommunication Services	1.4	2.2
Utilities	0.7	0.9

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investments February 28, 2013

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 1.2%
Delphi Automotive PLC	23,450	$ 981,383
Gentex Corp. (d)	33,714	632,138
Visteon Corp. (a)(d)	7,930	462,160
		2,075,681
Automobiles - 0.4%
Ford Motor Co.	47,112	594,082
Distributors - 0.4%
Genuine Parts Co.	8,862	629,468
Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (a)(d)	8,322	397,376
International Game Technology	37,617	599,615
McDonald's Corp.	17,995	1,725,721
Starbucks Corp.	17,749	973,000
Yum! Brands, Inc. (d)	1,964	128,603
		3,824,315
Household Durables - 0.7%
Newell Rubbermaid, Inc.	23,478	547,977
Tupperware Brands Corp.	8,111	634,524
		1,182,501
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	6,164	1,628,960
Expedia, Inc.	1,321	84,333
Liberty Media Corp. Interactive Series A (a)	28,295	590,800
priceline.com, Inc. (a)	346	237,903
		2,541,996
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	7,554	659,993
Media - 4.1%
Cinemark Holdings, Inc.	21,187	588,999
Comcast Corp. Class A	42,920	1,707,787
DIRECTV (a)	24,859	1,197,458
DISH Network Corp. Class A	17,889	622,537
Morningstar, Inc.	2,678	183,657
News Corp. Class A	12,817	369,130
The Walt Disney Co.	5,066	276,553
Time Warner Cable, Inc.	13,955	1,205,572
Viacom, Inc. Class B (non-vtg.)	15,957	932,846
		7,084,539
Multiline Retail - 0.0%
Target Corp.	80	5,037
Specialty Retail - 4.2%
American Eagle Outfitters, Inc.	29,338	606,710
Foot Locker, Inc.	5,896	201,584
Gap, Inc. (d)	23,017	757,720
Home Depot, Inc.	43,423	2,974,476
Lowe's Companies, Inc.	17,588	670,982
O'Reilly Automotive, Inc. (a)	100	10,174

	Shares	Value
PetSmart, Inc. (d)	11,047	$ 719,270
TJX Companies, Inc.	29,142	1,310,516
		7,251,432
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	7,459	360,493
NIKE, Inc. Class B	7,045	383,671
		744,164
TOTAL CONSUMER DISCRETIONARY		26,593,208
CONSUMER STAPLES - 13.8%
Beverages - 3.4%
PepsiCo, Inc.	38,841	2,942,983
The Coca-Cola Co.	72,431	2,804,528
		5,747,511
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	4,583	464,212
CVS Caremark Corp.	16,757	856,618
Kroger Co.	31,599	923,007
Wal-Mart Stores, Inc.	38,066	2,694,311
		4,938,148
Food Products - 2.4%
Campbell Soup Co. (d)	15,546	639,873
Hillshire Brands Co.	14,720	476,928
Hormel Foods Corp. (d)	17,256	645,547
Ingredion, Inc.	8,062	533,704
Kraft Foods Group, Inc.	13,286	643,972
Mondelez International, Inc.	13,826	382,289
The Hershey Co. (d)	10,321	860,152
		4,182,465
Household Products - 2.6%
Church & Dwight Co., Inc.	11,499	712,478
Colgate-Palmolive Co. (d)	13,149	1,504,640
Kimberly-Clark Corp.	13,838	1,304,647
Procter & Gamble Co.	12,064	919,036
		4,440,801
Tobacco - 2.5%
Altria Group, Inc.	46,195	1,549,842
Philip Morris International, Inc.	29,687	2,723,782
		4,273,624
TOTAL CONSUMER STAPLES		23,582,549
ENERGY - 4.4%
Energy Equipment & Services - 1.7%
Diamond Offshore Drilling, Inc. (d)	6,955	484,624
Helmerich & Payne, Inc.	9,280	614,893
Schlumberger Ltd.	23,188	1,805,186
		2,904,703
Oil, Gas & Consumable Fuels - 2.7%
Chevron Corp.	5,045	591,022
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CVR Energy, Inc.	10,774	$ 605,283
Delek US Holdings, Inc.	17,579	656,751
EOG Resources, Inc.	2,124	267,008
Exxon Mobil Corp.	6,241	558,882
HollyFrontier Corp.	11,399	640,624
Marathon Petroleum Corp.	8,961	742,688
Phillips 66	9,647	607,375
Western Refining, Inc.	582	20,888
		4,690,521
TOTAL ENERGY		7,595,224
FINANCIALS - 5.7%
Capital Markets - 1.7%
Franklin Resources, Inc.	4,705	664,581
Goldman Sachs Group, Inc.	4,059	607,876
LPL Financial	8,559	269,865
Raymond James Financial, Inc. (d)	2,083	91,402
SEI Investments Co.	22,927	648,146
Waddell & Reed Financial, Inc. Class A (d)	14,961	613,700
		2,895,570
Commercial Banks - 0.5%
Fifth Third Bancorp	18,694	296,113
Wells Fargo & Co.	15,343	538,232
		834,345
Consumer Finance - 1.2%
American Express Co. (d)	23,765	1,476,995
Discover Financial Services	14,742	568,009
		2,045,004
Diversified Financial Services - 0.4%
CBOE Holdings, Inc.	18,950	680,684
Insurance - 1.0%
Allied World Assurance Co. Holdings Ltd.	6,691	587,537
The Travelers Companies, Inc.	6,318	508,094
Validus Holdings Ltd.	17,435	621,209
		1,716,840
Real Estate Investment Trusts - 0.9%
American Tower Corp.	2,102	163,115
Extra Space Storage, Inc.	15,248	570,885
Public Storage	3,278	495,666
Simon Property Group, Inc.	2,520	400,327
		1,629,993
TOTAL FINANCIALS		9,802,436

	Shares	Value
HEALTH CARE - 11.9%
Biotechnology - 2.7%
Amgen, Inc.	24,335	$ 2,224,462
Biogen Idec, Inc. (a)	2,086	346,985
Celgene Corp. (a)	4,677	482,573
Gilead Sciences, Inc. (a)	21,334	911,175
Myriad Genetics, Inc. (a)	6,406	162,841
United Therapeutics Corp. (a)(d)	8,017	479,497
		4,607,533
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	51,245	1,731,569
Baxter International, Inc.	19,380	1,310,088
Medtronic, Inc.	13,304	598,148
St. Jude Medical, Inc. (d)	18,818	771,538
Thoratec Corp. (a)	15,991	563,043
Zimmer Holdings, Inc. (d)	7,516	563,399
		5,537,785
Health Care Providers & Services - 2.6%
Aetna, Inc.	10,485	494,787
AmerisourceBergen Corp.	17,504	826,189
Cardinal Health, Inc.	16,446	759,970
Express Scripts Holding Co. (a)	8,445	480,605
McKesson Corp.	10,554	1,120,096
UnitedHealth Group, Inc.	2,723	145,544
WellPoint, Inc.	9,364	582,254
		4,409,445
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. (a)	200	8,148
Pharmaceuticals - 3.4%
AbbVie, Inc.	44,286	1,635,039
Allergan, Inc.	1,731	187,675
Bristol-Myers Squibb Co. (d)	19,970	738,291
Eli Lilly & Co.	18,800	1,027,608
Johnson & Johnson	21,795	1,658,817
Warner Chilcott PLC	42,582	575,283
		5,822,713
TOTAL HEALTH CARE		20,385,624
INDUSTRIALS - 13.6%
Aerospace & Defense - 3.5%
Honeywell International, Inc.	10,363	726,446
Lockheed Martin Corp.	10,816	951,808
Northrop Grumman Corp.	8,549	561,498
Precision Castparts Corp.	472	88,070
Raytheon Co.	8,514	464,609
The Boeing Co.	23,355	1,796,000
United Technologies Corp.	14,908	1,349,919
		5,938,350
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	9,424	778,894
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.7%
Copa Holdings SA Class A	5,634	$ 588,302
Southwest Airlines Co.	50,141	586,650
		1,174,952
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	5,870	239,790
Cintas Corp. (d)	13,580	596,162
		835,952
Electrical Equipment - 1.4%
Emerson Electric Co.	23,988	1,360,120
Hubbell, Inc. Class B	6,718	624,169
Rockwell Automation, Inc.	5,170	467,058
		2,451,347
Industrial Conglomerates - 1.4%
3M Co.	19,299	2,007,096
General Electric Co.	15,186	352,619
		2,359,715
Machinery - 3.4%
Caterpillar, Inc. (d)	8,871	819,414
Deere & Co.	15,634	1,373,134
Illinois Tool Works, Inc. (d)	18,367	1,129,571
Lincoln Electric Holdings, Inc.	11,694	655,449
Toro Co.	14,261	643,171
WABCO Holdings, Inc. (a)	8,609	591,610
Wabtec Corp.	6,679	653,139
		5,865,488
Marine - 0.3%
Matson, Inc.	20,713	532,531
Professional Services - 0.8%
Equifax, Inc.	12,358	681,173
Robert Half International, Inc.	18,154	645,375
		1,326,548
Road & Rail - 1.2%
Union Pacific Corp.	14,593	2,000,846
TOTAL INDUSTRIALS		23,264,623
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 3.0%
Arris Group, Inc. (a)	284	4,927
Cisco Systems, Inc.	26,175	545,749
Harris Corp.	12,382	595,203
Motorola Solutions, Inc.	13,775	856,943
QUALCOMM, Inc.	47,032	3,086,710
		5,089,532
Computers & Peripherals - 6.4%
Apple, Inc.	21,897	9,665,335

	Shares	Value
EMC Corp. (a)	27,357	$ 629,485
Western Digital Corp.	14,319	675,284
		10,970,104
Internet Software & Services - 3.7%
AOL, Inc. (d)	15,921	587,485
eBay, Inc. (a)	16,420	897,846
Google, Inc. Class A (a)	6,115	4,899,338
		6,384,669
IT Services - 7.3%
Accenture PLC Class A	6,720	499,699
Amdocs Ltd.	14,791	539,428
Automatic Data Processing, Inc.	2,599	159,475
Booz Allen Hamilton Holding Corp. Class A (d)	33,289	426,099
Broadridge Financial Solutions, Inc.	27,293	626,374
DST Systems, Inc.	100	6,792
Fidelity National Information Services, Inc.	7,404	278,761
Genpact Ltd.	1,823	32,103
IBM Corp.	26,197	5,261,144
Jack Henry & Associates, Inc.	14,069	615,097
MasterCard, Inc. Class A	3,444	1,783,372
Total System Services, Inc.	25,963	616,881
Visa, Inc. Class A	10,168	1,613,052
		12,458,277
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	3,706	165,732
Semiconductors & Semiconductor Equipment - 2.1%
Avago Technologies Ltd.	20,492	701,236
Intel Corp.	110,198	2,297,628
Maxim Integrated Products, Inc.	19,812	617,738
		3,616,602
Software - 5.5%
CA Technologies, Inc.	23,854	584,184
Microsoft Corp.	191,057	5,311,385
Oracle Corp.	102,720	3,519,187
		9,414,756
TOTAL INFORMATION TECHNOLOGY		48,099,672
MATERIALS - 3.5%
Chemicals - 3.3%
CF Industries Holdings, Inc.	2,786	559,512
E.I. du Pont de Nemours & Co. (d)	32,550	1,559,145
LyondellBasell Industries NV Class A	8,933	523,652
Monsanto Co.	17,315	1,749,334
NewMarket Corp. (d)	2,148	540,587
Praxair, Inc.	1,889	213,551
Westlake Chemical Corp.	5,964	514,216
		5,659,997
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.2%
Silgan Holdings, Inc.	7,924	$ 340,177
TOTAL MATERIALS		6,000,174
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	52,425	2,439,335
UTILITIES - 0.7%
Electric Utilities - 0.3%
Cleco Corp. (d)	12,259	543,074
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	9,777	406,625
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	12,874	275,890
TOTAL UTILITIES		1,225,589
TOTAL COMMON STOCKS (Cost $145,345,571)		168,988,434
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.12% 6/27/13 to 8/22/13 (e) (Cost $199,904)	$ 200,000	199,904
Money Market Funds - 11.0%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (f)	2,156,245	2,156,245
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	16,614,250	16,614,250
TOTAL MONEY MARKET FUNDS (Cost $18,770,495)		18,770,495
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $164,315,970)		187,958,833
NET OTHER ASSETS (LIABILITIES) - (9.7)%		(16,566,873)
NET ASSETS - 100%		$ 171,391,960
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
31 CME E-mini S&P 500 Index Contracts	March 2013	$ 2,345,615	$ 21,731

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $159,928.
(f) The rate quoted is the annualized seven-day yield at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 27,021
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 26,593,208	$ 26,593,208	$ -	$ -
Consumer Staples	23,582,549	23,582,549	-	-
Energy	7,595,224	7,595,224	-	-
Financials	9,802,436	9,802,436	-	-
Health Care	20,385,624	20,385,624	-	-
Industrials	23,264,623	23,264,623	-	-
Information Technology	48,099,672	48,099,672	-	-
Materials	6,000,174	6,000,174	-	-
Telecommunication Services	2,439,335	2,439,335	-	-
Utilities	1,225,589	1,225,589	-	-
U.S. Government and Government Agency Obligations	199,904	-	199,904	-
Money Market Funds	18,770,495	18,770,495	-	-
Total Investments in Securities:	$ 187,958,833	$ 187,758,929	$ 199,904	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 21,731	$ 21,731	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 21,731	$ -
Total Value of Derivatives	$ 21,731	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value (including securities loaned of $16,288,005) - See accompanying schedule: Unaffiliated issuers (cost $147,701,720)	$ 171,344,583
Fidelity Central Funds (cost $16,614,250)	16,614,250
Total Investments (cost $164,315,970)		$ 187,958,833
Receivable for fund shares sold		86,984
Dividends receivable		380,503
Interest receivable		64
Distributions receivable from Fidelity Central Funds		1,224
Total assets		188,427,608

Liabilities
Payable for fund shares redeemed	352,445
Accrued management fee	42,840
Payable for daily variation margin on futures contracts	4,693
Other affiliated payables	21,420
Collateral on securities loaned, at value	16,614,250
Total liabilities		17,035,648

Net Assets		$ 171,391,960
Net Assets consist of:
Paid in capital		$ 144,586,623
Undistributed net investment income		553,491
Accumulated undistributed net realized gain (loss) on investments		2,587,252
Net unrealized appreciation (depreciation) on investments		23,664,594
Net Assets, for 14,566,604 shares outstanding		$ 171,391,960
Net Asset Value, offering price and redemption price per share ($171,391,960 ÷ 14,566,604 shares)		$ 11.77

Statement of Operations

	Year ended February 28, 2013

Investment Income
Dividends		$ 3,602,571
Interest		3,070
Income from Fidelity Central Funds		27,021
Total income		3,632,662

Expenses
Management fee	$ 483,759
Transfer agent fees	242,868
Independent trustees' compensation	1,906
Miscellaneous	402
Total expenses before reductions	728,935
Expense reductions	(33)	728,902
Net investment income (loss)		2,903,760
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,127,050
Futures contracts	348,303
Total net realized gain (loss)		6,475,353
Change in net unrealized appreciation (depreciation) on: Investment securities	4,989,871
Futures contracts	19,727
Total change in net unrealized appreciation (depreciation)		5,009,598
Net gain (loss)		11,484,951
Net increase (decrease) in net assets resulting from operations		$ 14,388,711

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,903,760	$ 1,142,947
Net realized gain (loss)	6,475,353	3,448,006
Change in net unrealized appreciation (depreciation)	5,009,598	6,196,939
Net increase (decrease) in net assets resulting from operations	14,388,711	10,787,892
Distributions to shareholders from net investment income	(2,493,084)	(1,003,885)
Share transactions Proceeds from sales of shares	80,543,311	100,274,570
Reinvestment of distributions	2,387,285	950,430
Cost of shares redeemed	(65,260,416)	(37,297,717)
Net increase (decrease) in net assets resulting from share transactions	17,670,180	63,927,283
Total increase (decrease) in net assets	29,565,807	73,711,290

Net Assets
Beginning of period	141,826,153	68,114,863
End of period (including undistributed net investment income of $553,491 and undistributed net investment income of $247,352, respectively)	$ 171,391,960	$ 141,826,153
Other Information Shares
Sold	7,227,786	9,925,533
Issued in reinvestment of distributions	217,076	95,150
Redeemed	(5,855,594)	(3,727,897)
Net increase (decrease)	1,589,268	6,292,786

Financial Highlights

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.19	$ 8.44	$ 5.60	$ 9.25
Income from Investment Operations
Net investment income (loss) B	.20	.13	.11	.11	.09
Net realized and unrealized gain (loss)	.81	.72	1.75	2.83	(3.65)
Total from investment operations	1.01	.85	1.86	2.94	(3.56)
Distributions from net investment income	(.17)	(.11)	(.11)	(.10)	(.09)
Net asset value, end of period	$ 11.77	$ 10.93	$ 10.19	$ 8.44	$ 5.60
Total Return A	9.36%	8.40%	22.14%	52.50%	(38.61)%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.80%	1.30%	1.25%	1.42%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 171,392	$ 141,826	$ 68,115	$ 49,812	$ 22,104
Portfolio turnover rate D	87%	77%	80%	35% G	58% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity Large Cap Value Enhanced Index Fund	18.38%	3.50%	0.76%

A From April 19, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Value Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000 Value Index performed over the same period.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets posted solid gains for the year ending February 28, 2013, sparked by a late-period rally that pushed major equity benchmarks to multiyear highs. Improvement in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the year, shrugging off an early decline brought on by debt woes in Europe, and another dip later in the period amid Congressional gridlock on the federal budget. Renewed optimism over employment, the housing market, corporate earnings and record dividends made stocks a favorite with investors during the 12 months, which helped push the broad-based S&P 500® Index across the milestone 1,500 mark at the end of January. The S&P 500® finished the period up 13.46%, with the blue-chip-laden Dow Jones Industrial AverageSM following suit, rising 11.51% and nearing an all-time high by period end. The technology-heavy Nasdaq Composite Index® also hit a multiyear high, despite adding a more modest 7.96%. Elsewhere, gains were broad-based, with seven of the 10 sectors in the S&P 500® posting a double-digit advance, led by telecommunication services and health care, while materials, tech and energy showed single-digit returns. Outside the U.S., foreign developed-markets stocks rose strongly, despite the headwind of a stronger U.S. dollar, with the MSCI® EAFE® Index adding 9.99%.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Large Cap Value Enhanced Index Fund: For the year, the fund returned 18.38%, outpacing the benchmark Russell 1000® Value Index, which added 17.63%. Relative to the benchmark, the fund had very strong stock picking in the energy sector and, to a somewhat lesser extent, in financials and materials. In contrast, security selection was subpar in health care, information technology - especially the software/services industry - and industrials. The fund's top-six individual contributors were all energy stocks, led by Marathon Petroleum, an oil refiner whose shares were up by triple digits during the year. Various other oil-refining companies added significant value, including Phillips 66, Tesoro, Valero Energy and HollyFrontier. Further contributing were significant underweightings in two energy stocks that performed relatively poorly - Apache and Devon Energy. Elsewhere, the fund's significant underweighting in Newmont Mining, one of the world's largest gold producers, also helped, given the stock's poor showing. In contrast, the biggest individual detractor was untimely positioning in diversified financials firm Morgan Stanley. With Sprint Nextel, a telecommunication services provider, we did not own the stock until September and therefore missed out on its strong advance during the first seven months of the period. Other detractors were overweightings in poor-performing Marvell Technology Group, a semiconductor company, and health insurance provider Humana. Newmont and Devon were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.3	5.2
General Electric Co.	3.3	3.4
Chevron Corp.	3.1	3.4
Procter & Gamble Co.	2.6	2.0
JPMorgan Chase & Co.	2.6	2.4
Pfizer, Inc.	2.4	2.4
Wells Fargo & Co.	2.3	2.6
AT&T, Inc.	2.2	2.6
Johnson & Johnson	2.1	1.7
Berkshire Hathaway, Inc. Class B	1.8	1.7
	27.7
Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.3	24.6
Energy	15.0	16.7
Health Care	11.1	11.9
Industrials	9.8	8.0
Consumer Staples	7.9	8.0
Consumer Discretionary	7.0	7.1
Utilities	6.8	7.6
Information Technology	6.2	7.5
Materials	2.6	2.8
Telecommunication Services	2.4	3.1

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Investments February 28, 2013

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 1.2%
Delphi Automotive PLC	10,310	$ 431,474
Gentex Corp. (e)	2,855	53,531
Lear Corp.	8,195	437,777
Visteon Corp. (a)	6,478	377,538
		1,300,320
Automobiles - 0.9%
Ford Motor Co.	74,477	939,155
Diversified Consumer Services - 0.1%
Service Corp. International	8,675	134,810
Household Durables - 0.8%
Leggett & Platt, Inc. (e)	13,467	411,821
Newell Rubbermaid, Inc.	18,009	420,330
		832,151
Internet & Catalog Retail - 0.4%
Liberty Media Corp. Interactive Series A (a)	21,488	448,669
Media - 2.5%
Comcast Corp. Class A	25,732	1,023,876
DISH Network Corp. Class A	1,438	50,042
News Corp. Class A	15,315	441,072
The Walt Disney Co.	8,707	475,315
Time Warner Cable, Inc.	4,177	360,851
Time Warner, Inc.	6,046	321,466
		2,672,622
Multiline Retail - 0.2%
Target Corp. (e)	2,763	173,958
Specialty Retail - 0.9%
Foot Locker, Inc.	843	28,822
Home Depot, Inc.	5,858	401,273
Lowe's Companies, Inc.	10,946	417,590
PetSmart, Inc.	1,543	100,465
		948,150
TOTAL CONSUMER DISCRETIONARY		7,449,835
CONSUMER STAPLES - 7.9%
Beverages - 0.5%
PepsiCo, Inc.	4,251	322,098
The Coca-Cola Co.	4,074	157,745
		479,843
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	19,927	1,018,668
Kroger Co.	7,400	216,154
Wal-Mart Stores, Inc.	5,487	388,370
Walgreen Co.	3,230	132,236
		1,755,428
Food Products - 2.6%
Archer Daniels Midland Co.	18,431	587,212
ConAgra Foods, Inc.	13,990	477,199

	Shares	Value
Ingredion, Inc.	6,201	$ 410,506
Mondelez International, Inc.	32,741	905,289
Tyson Foods, Inc. Class A	18,903	428,531
		2,808,737
Household Products - 2.7%
Colgate-Palmolive Co. (e)	508	58,130
Procter & Gamble Co.	37,056	2,822,926
		2,881,056
Tobacco - 0.5%
Altria Group, Inc.	15,675	525,896
Reynolds American, Inc.	10	437
		526,333
TOTAL CONSUMER STAPLES		8,451,397
ENERGY - 15.0%
Energy Equipment & Services - 0.7%
Bristow Group, Inc.	5,996	349,327
Diamond Offshore Drilling, Inc. (e)	5,617	391,393
National Oilwell Varco, Inc.	698	47,555
		788,275
Oil, Gas & Consumable Fuels - 14.3%
Anadarko Petroleum Corp.	2,163	172,132
Apache Corp.	817	60,679
Chevron Corp.	28,266	3,311,362
ConocoPhillips (e)	21,573	1,250,155
CVR Energy, Inc.	5,567	312,754
Exxon Mobil Corp.	63,643	5,699,231
HollyFrontier Corp.	10,489	589,482
Marathon Petroleum Corp.	9,400	779,072
Murphy Oil Corp.	7,919	482,109
Occidental Petroleum Corp.	6,193	509,870
Phillips 66	14,129	889,562
Tesoro Corp.	7,948	446,996
Valero Energy Corp.	15,930	726,249
		15,229,653
TOTAL ENERGY		16,017,928
FINANCIALS - 27.3%
Capital Markets - 3.9%
American Capital Ltd. (a)	28,776	402,288
Bank of New York Mellon Corp.	3,635	98,654
Franklin Resources, Inc.	3,800	536,750
Goldman Sachs Group, Inc.	8,317	1,245,554
Invesco Ltd.	12,309	329,758
Morgan Stanley	33,876	763,904
Raymond James Financial, Inc. (e)	9,292	407,733
SEI Investments Co.	14,595	412,601
		4,197,242
Commercial Banks - 4.7%
CapitalSource, Inc.	43,355	390,195
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc. (a)	8,187	$ 342,708
Fifth Third Bancorp	31,655	501,415
KeyCorp	629	5,906
PNC Financial Services Group, Inc.	1,551	96,767
Popular, Inc. (a)	9,658	269,651
Regions Financial Corp.	62,111	475,149
U.S. Bancorp	13,750	467,225
Wells Fargo & Co.	69,388	2,434,131
		4,983,147
Consumer Finance - 1.1%
American Express Co. (e)	9,702	602,979
Capital One Financial Corp.	555	28,322
Discover Financial Services	14,945	575,831
		1,207,132
Diversified Financial Services - 6.7%
Bank of America Corp.	165,831	1,862,282
CBOE Holdings, Inc.	10,510	377,519
Citigroup, Inc.	44,273	1,858,138
Interactive Brokers Group, Inc.	200	2,942
JPMorgan Chase & Co.	55,845	2,731,937
McGraw-Hill Companies, Inc. (e)	6,030	280,697
		7,113,515
Insurance - 8.1%
ACE Ltd.	3,428	292,717
Allied World Assurance Co. Holdings Ltd.	3,821	335,522
Allstate Corp.	13,750	632,775
American Financial Group, Inc.	8,809	387,244
American International Group, Inc. (a)	12,516	475,733
American National Insurance Co.	3,840	308,621
Arthur J. Gallagher & Co.	9,518	366,253
Aspen Insurance Holdings Ltd.	10,185	365,234
Axis Capital Holdings Ltd.	9,659	393,411
Berkshire Hathaway, Inc. Class B (a)	19,241	1,965,661
CNA Financial Corp.	4,000	126,160
Everest Re Group Ltd.	3,631	452,459
Fidelity National Financial, Inc. Class A	8,334	207,850
HCC Insurance Holdings, Inc.	9,205	368,200
Loews Corp.	6,952	299,701
Marsh & McLennan Companies, Inc.	9,838	365,383
MetLife, Inc.	1,543	54,684
PartnerRe Ltd.	4,429	395,244
ProAssurance Corp.	2,014	94,436
Reinsurance Group of America, Inc.	6,828	392,610
Torchmark Corp.	43	2,416
Validus Holdings Ltd.	10,494	373,901
		8,656,215

	Shares	Value
Real Estate Investment Trusts - 2.8%
American Capital Agency Corp.	15,482	$ 491,089
BRE Properties, Inc.	5,725	278,292
Camden Property Trust (SBI)	35	2,420
CommonWealth REIT (e)	8,003	202,076
Extra Space Storage, Inc.	8,551	320,149
General Growth Properties, Inc. (e)	24,819	475,036
Liberty Property Trust (SBI)	406	15,749
MFA Financial, Inc.	45,183	401,225
Public Storage	1,661	251,160
Retail Properties America, Inc. (e)	6,769	100,181
RLJ Lodging Trust	8,296	177,451
Weyerhaeuser Co.	10,159	298,776
		3,013,604
TOTAL FINANCIALS		29,170,855
HEALTH CARE - 11.1%
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	11,229	379,428
CareFusion Corp. (a)	13,870	454,104
Covidien PLC	657	41,765
Medtronic, Inc.	19,183	862,468
St. Jude Medical, Inc. (e)	5,046	206,886
Thoratec Corp. (a)	6,130	215,837
Zimmer Holdings, Inc.	664	49,773
		2,210,261
Health Care Providers & Services - 2.0%
Cardinal Health, Inc.	9,160	423,284
Humana, Inc.	5,415	369,628
UnitedHealth Group, Inc.	15,837	846,488
WellPoint, Inc.	8,324	517,586
		2,156,986
Pharmaceuticals - 7.0%
AbbVie, Inc.	5,027	185,597
Eli Lilly & Co.	14,309	782,130
Johnson & Johnson	28,905	2,199,960
Merck & Co., Inc.	41,302	1,764,834
Pfizer, Inc.	92,406	2,529,152
		7,461,673
TOTAL HEALTH CARE		11,828,920
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc.	5,286	347,819
General Dynamics Corp.	7,368	500,803
L-3 Communications Holdings, Inc.	1,320	100,676
Lockheed Martin Corp.	1,424	125,312
Northrop Grumman Corp.	8,450	554,996
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	9,017	$ 492,058
The Boeing Co.	3,678	282,838
		2,404,502
Air Freight & Logistics - 0.0%
FedEx Corp.	460	48,498
Airlines - 0.7%
Copa Holdings SA Class A	3,027	316,079
Southwest Airlines Co.	36,853	431,180
		747,259
Commercial Services & Supplies - 0.0%
Avery Dennison Corp.	1,295	52,901
Construction & Engineering - 0.7%
AECOM Technology Corp. (a)	14,620	443,132
EMCOR Group, Inc.	9,185	354,265
		797,397
Electrical Equipment - 0.2%
Brady Corp. Class A	6,792	231,268
Industrial Conglomerates - 3.7%
3M Co.	4,062	422,448
General Electric Co.	150,284	3,489,594
		3,912,042
Machinery - 1.5%
Deere & Co. (e)	3,530	310,040
Dover Corp.	5,142	377,166
Illinois Tool Works, Inc. (e)	5,094	313,281
Mueller Industries, Inc.	5,814	309,189
WABCO Holdings, Inc. (a)	4,046	278,041
		1,587,717
Professional Services - 0.4%
Equifax, Inc.	5,866	323,334
Robert Half International, Inc.	1,413	50,232
		373,566
Road & Rail - 0.3%
Union Pacific Corp.	2,559	350,864
TOTAL INDUSTRIALS		10,506,014
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 2.2%
Brocade Communications Systems, Inc. (a)	54,120	303,613
Cisco Systems, Inc.	85,177	1,775,940
QUALCOMM, Inc.	4,429	290,675
		2,370,228
Computers & Peripherals - 0.1%
Hewlett-Packard Co.	4,892	98,525

	Shares	Value
Electronic Equipment & Components - 0.7%
Avnet, Inc. (a)	11,745	$ 414,716
Tech Data Corp. (a)	6,178	327,805
		742,521
IT Services - 1.5%
Amdocs Ltd.	9,968	363,533
Booz Allen Hamilton Holding Corp. Class A (e)	21,252	272,026
Computer Sciences Corp.	4,918	236,212
Fidelity National Information Services, Inc.	9,759	367,426
Total System Services, Inc.	14,114	335,349
		1,574,546
Office Electronics - 0.4%
Xerox Corp.	61,622	499,754
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	32,241	672,225
Marvell Technology Group Ltd.	25,360	256,136
		928,361
Software - 0.4%
CA Technologies, Inc.	2,077	50,866
Microsoft Corp.	12,526	348,223
		399,089
TOTAL INFORMATION TECHNOLOGY		6,613,024
MATERIALS - 2.6%
Chemicals - 1.7%
CF Industries Holdings, Inc.	2,040	409,693
E.I. du Pont de Nemours & Co. (e)	6,179	295,974
Huntsman Corp.	3,989	68,730
LyondellBasell Industries NV Class A	9,732	570,490
Monsanto Co.	3,314	334,813
The Dow Chemical Co.	4,783	151,717
		1,831,417
Containers & Packaging - 0.8%
Bemis Co., Inc. (e)	10,983	410,105
Graphic Packaging Holding Co. (a)	41,227	305,904
Packaging Corp. of America	1,741	72,739
		788,748
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,560	81,715
Reliance Steel & Aluminum Co.	763	50,808
		132,523
TOTAL MATERIALS		2,752,688
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	65,150	2,339,537
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	36,553	$ 212,007
TOTAL TELECOMMUNICATION SERVICES		2,551,544
UTILITIES - 6.8%
Electric Utilities - 3.2%
American Electric Power Co., Inc.	14,144	661,798
Cleco Corp. (e)	4,719	209,052
Duke Energy Corp. (e)	4,280	296,390
Entergy Corp. (e)	6,253	389,312
NextEra Energy, Inc.	700	50,309
NV Energy, Inc.	21,100	416,936
Pinnacle West Capital Corp.	7,298	408,250
Portland General Electric Co.	10,267	304,827
Southern Co.	3,743	168,472
Xcel Energy, Inc.	18,413	528,453
		3,433,799
Gas Utilities - 0.2%
Atmos Energy Corp.	1,431	54,621
Southwest Gas Corp.	2,193	99,343
		153,964
Multi-Utilities - 3.0%
Alliant Energy Corp.	8,979	428,209
Ameren Corp.	13,150	444,339
CenterPoint Energy, Inc.	22,025	471,996
Consolidated Edison, Inc.	9,970	588,230
Dominion Resources, Inc.	1,374	76,944
DTE Energy Co.	7,504	501,267
Public Service Enterprise Group, Inc.	17,292	563,546
SCANA Corp.	2,415	117,949
		3,192,480
Water Utilities - 0.4%
American Water Works Co., Inc.	11,001	433,989
TOTAL UTILITIES		7,214,232
TOTAL COMMON STOCKS (Cost $83,912,850)		102,556,437
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% 6/27/13 (f) (Cost $199,919)	$ 200,000	199,926
Money Market Funds - 9.4%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	3,225,013	$ 3,225,013
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(d)	6,852,975	6,852,975
TOTAL MONEY MARKET FUNDS (Cost $10,077,988)		10,077,988
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $94,190,757)		112,834,351
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(6,094,281)
NET ASSETS - 100%		$ 106,740,070
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
55 CME E-mini S&P 500 Index Contracts	March 2013	$ 4,161,575	$ 148,393

The face value of futures purchased as a percentage of net assets is 3.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,926.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 9,260
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,449,835	$ 7,449,835	$ -	$ -
Consumer Staples	8,451,397	8,451,397	-	-
Energy	16,017,928	16,017,928	-	-
Financials	29,170,855	29,170,855	-	-
Health Care	11,828,920	11,828,920	-	-
Industrials	10,506,014	10,506,014	-	-
Information Technology	6,613,024	6,613,024	-	-
Materials	2,752,688	2,752,688	-	-
Telecommunication Services	2,551,544	2,551,544	-	-
Utilities	7,214,232	7,214,232	-	-
U.S. Government and Government Agency Obligations	199,926	-	199,926	-
Money Market Funds	10,077,988	10,077,988	-	-
Total Investments in Securities:	$ 112,834,351	$ 112,634,425	$ 199,926	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 148,393	$ 148,393	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 148,393	$ -
Total Value of Derivatives	$ 148,393	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value (including securities loaned of $6,701,611) - See accompanying schedule: Unaffiliated issuers (cost $87,337,782)	$ 105,981,376
Fidelity Central Funds (cost $6,852,975)	6,852,975
Total Investments (cost $94,190,757)		$ 112,834,351
Receivable for fund shares sold		577,669
Dividends receivable		304,495
Interest receivable		133
Distributions receivable from Fidelity Central Funds		383
Total assets		113,717,031

Liabilities
Payable for fund shares redeemed	$ 79,669
Accrued management fee	25,914
Payable for daily variation margin on futures contracts	5,447
Other affiliated payables	12,956
Collateral on securities loaned, at value	6,852,975
Total liabilities		6,976,961

Net Assets		$ 106,740,070
Net Assets consist of:
Paid in capital		$ 85,719,176
Undistributed net investment income		440,579
Accumulated undistributed net realized gain (loss) on investments		1,788,328
Net unrealized appreciation (depreciation) on investments		18,791,987
Net Assets, for 12,009,239 shares outstanding		$ 106,740,070
Net Asset Value, offering price and redemption price per share ($106,740,070 ÷ 12,009,239 shares)		$ 8.89

Statement of Operations

	Year ended February 28, 2013

Investment Income
Dividends		$ 2,222,251
Interest		1,647
Income from Fidelity Central Funds		9,260
Total income		2,233,158

Expenses
Management fee	$ 245,956
Transfer agent fees	123,500
Independent trustees' compensation	974
Miscellaneous	214
Total expenses		370,644
Net investment income (loss)		1,862,514
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,967,673
Futures contracts	160,394
Total net realized gain (loss)		4,128,067
Change in net unrealized appreciation (depreciation) on: Investment securities	8,686,956
Futures contracts	44,116
Total change in net unrealized appreciation (depreciation)		8,731,072
Net gain (loss)		12,859,139
Net increase (decrease) in net assets resulting from operations		$ 14,721,653

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,862,514	$ 1,687,945
Net realized gain (loss)	4,128,067	3,313,626
Change in net unrealized appreciation (depreciation)	8,731,072	(3,513,996)
Net increase (decrease) in net assets resulting from operations	14,721,653	1,487,575
Distributions to shareholders from net investment income	(1,610,247)	(1,395,578)
Distributions to shareholders from net realized gain	(1,265,614)	(2,874,041)
Total distributions	(2,875,861)	(4,269,619)
Share transactions Proceeds from sales of shares	49,477,878	44,771,312
Reinvestment of distributions	2,776,149	4,155,117
Cost of shares redeemed	(28,713,291)	(59,913,933)
Net increase (decrease) in net assets resulting from share transactions	23,540,736	(10,987,504)
Total increase (decrease) in net assets	35,386,528	(13,769,548)

Net Assets
Beginning of period	71,353,542	85,123,090
End of period (including undistributed net investment income of $440,579 and undistributed net investment income of $226,847, respectively)	$ 106,740,070	$ 71,353,542
Other Information Shares
Sold	6,067,936	6,042,322
Issued in reinvestment of distributions	349,249	580,129
Redeemed	(3,584,294)	(8,189,565)
Net increase (decrease)	2,832,891	(1,567,114)

Financial Highlights

Years ended February 28,	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.78	$ 7.92	$ 6.70	$ 4.59	$ 8.68
Income from Investment Operations
Net investment income (loss) B	.18	.15	.12	.13	.20
Net realized and unrealized gain (loss)	1.21	.10 E	1.22	2.11	(4.14)
Total from investment operations	1.39	.25	1.34	2.24	(3.94)
Distributions from net investment income	(.15)	(.13)	(.12)	(.13)	(.15)
Distributions from net realized gain	(.13)	(.26)	-	-	-
Total distributions	(.28)	(.39)	(.12)	(.13)	(.15)
Net asset value, end of period	$ 8.89	$ 7.78	$ 7.92	$ 6.70	$ 4.59
Total Return A	18.38%	3.58%	20.15%	48.83%	(45.82)%
Ratios to Average Net Assets C, F
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.27%	2.04%	1.76%	2.11%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,740	$ 71,354	$ 85,123	$ 69,024	$ 20,162
Portfolio turnover rate D	76%	85%	83%	89% H	72% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity Large Cap Core Enhanced Index Fund	13.03%	4.74%	2.64%

A From April 19, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Core Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets posted solid gains for the year ending February 28, 2013, sparked by a late-period rally that pushed major equity benchmarks to multiyear highs. Improvement in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the year, shrugging off an early decline brought on by debt woes in Europe, and another dip later in the period amid Congressional gridlock on the federal budget. Renewed optimism over employment, the housing market, corporate earnings and record dividends made stocks a favorite with investors during the 12 months, which helped push the broad-based S&P 500® Index across the milestone 1,500 mark at the end of January. The S&P 500® finished the period up 13.46%, with the blue-chip-laden Dow Jones Industrial AverageSM following suit, rising 11.51% and nearing an all-time high by period end. The technology-heavy Nasdaq Composite Index® also hit a multiyear high, despite adding a more modest 7.96%. Elsewhere, gains were broad-based, with seven of the 10 sectors in the S&P 500® posting a double-digit advance, led by telecommunication services and health care, while materials, tech and energy showed single-digit returns. Outside the U.S., foreign developed-markets stocks rose strongly, despite the headwind of a stronger U.S. dollar, with the MSCI® EAFE® Index adding 9.99%.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Large Cap Core Enhanced Index Fund: For the year, the fund gained 13.03%, modestly trailing the fund's benchmark, the S&P 500® Index. Relative to the benchmark, the fund had subpar security selection in the health care, consumer staples and consumer discretionary sectors. On the positive side, very strong stock picking in the energy and, to a lesser extent, materials sectors helped. The biggest individual detractor was untimely ownership of diversified financials firm Morgan Stanley. It hurt to overweight the stock during the first three months of the period, when it declined, as did our lack of a stake later in the period, when it rebounded. Similarly, the timing of our ownership of in oil-field services company Halliburton hampered the fund's result. Elsewhere, the stocks of biotechnology firm Gilead Sciences and online retailer eBay both had strong performance, but we missed out because we did not have enough exposure during the period. Other notable detractors included Marvell Technology Group, a semiconductor company and out-of-benchmark position; Cummins, a maker of power generation equipment; health insurance provider Humana; and microprocessor manufacturer Intel. On the positive side, the fund's top-six contributors were all energy stocks, led by Marathon Petroleum, an oil refiner whose shares were up by triple digits during the year. Various other oil-refining companies added significant value, including Valero Energy, Phillips 66, HollyFrontier - an out-of-benchmark position - and Tesoro. Further contributing was a lack of a position in Apache, an independent energy company and index component whose shares were down about 31%. Our positioning in two materials stocks also provided a boost - PPG Industries, a supplier of decorative coatings, and international mining company Freeport McMoRan Copper & Gold. Some of the stocks I've mentioned were not in the portfolio at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.3	4.7
Exxon Mobil Corp.	3.3	2.9
General Electric Co.	2.1	2.1
Chevron Corp.	2.0	2.2
Johnson & Johnson	1.8	1.8
Procter & Gamble Co.	1.8	1.1
Microsoft Corp.	1.8	2.1
IBM Corp.	1.8	1.7
Pfizer, Inc.	1.8	1.7
JPMorgan Chase & Co.	1.7	1.5
	21.4
Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.6	19.7
Financials	16.4	13.4
Consumer Staples	11.7	11.8
Health Care	11.2	12.5
Industrials	11.1	8.8
Consumer Discretionary	10.3	10.1
Energy	10.3	11.6
Utilities	4.2	4.4
Materials	2.6	2.8
Telecommunication Services	1.9	3.3

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Investments February 28, 2013

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.7%
Delphi Automotive PLC	21,600	$ 903,960
Lear Corp.	9,923	530,087
		1,434,047
Automobiles - 0.7%
Ford Motor Co.	113,270	1,428,335
Diversified Consumer Services - 0.0%
Apollo Group, Inc. Class A (non-vtg.) (a)(e)	246	4,150
Hotels, Restaurants & Leisure - 1.4%
International Game Technology	39,703	632,866
McDonald's Corp.	19,114	1,833,033
Wynn Resorts Ltd. (e)	2,989	349,414
		2,815,313
Household Durables - 0.5%
Newell Rubbermaid, Inc.	30,593	714,041
Whirlpool Corp.	2,284	257,978
		972,019
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	3,162	835,622
Liberty Media Corp. Interactive Series A (a)	32,617	681,043
		1,516,665
Media - 3.8%
Comcast Corp. Class A	57,759	2,298,231
DIRECTV (a)	17,318	834,208
News Corp. Class A	58,608	1,687,910
The Walt Disney Co.	15,652	854,443
Time Warner Cable, Inc.	11,889	1,027,091
Time Warner, Inc.	2,228	118,463
Viacom, Inc. Class B (non-vtg.)	19,509	1,140,496
		7,960,842
Specialty Retail - 2.5%
Home Depot, Inc.	33,213	2,275,091
Lowe's Companies, Inc.	27,836	1,061,943
PetSmart, Inc.	11,786	767,386
TJX Companies, Inc.	26,830	1,206,545
		5,310,965
TOTAL CONSUMER DISCRETIONARY		21,442,336
CONSUMER STAPLES - 11.7%
Beverages - 2.1%
PepsiCo, Inc.	31,998	2,424,488
The Coca-Cola Co.	50,330	1,948,778
		4,373,266
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	30,961	1,582,726

	Shares	Value
Kroger Co.	30,726	$ 897,506
Wal-Mart Stores, Inc.	35,678	2,525,289
		5,005,521
Food Products - 2.7%
Campbell Soup Co. (e)	13,942	573,853
ConAgra Foods, Inc.	28,187	961,459
Hormel Foods Corp. (e)	19,074	713,558
Ingredion, Inc.	9,333	617,845
Mondelez International, Inc.	37,562	1,038,589
The Hershey Co. (e)	10,463	871,986
Tyson Foods, Inc. Class A	35,295	800,138
		5,577,428
Household Products - 2.9%
Colgate-Palmolive Co. (e)	9,061	1,036,850
Kimberly-Clark Corp.	12,914	1,217,532
Procter & Gamble Co.	50,202	3,824,388
		6,078,770
Tobacco - 1.6%
Altria Group, Inc.	34,323	1,151,537
Philip Morris International, Inc.	23,551	2,160,804
		3,312,341
TOTAL CONSUMER STAPLES		24,347,326
ENERGY - 10.3%
Energy Equipment & Services - 0.8%
Diamond Offshore Drilling, Inc. (e)	9,591	668,301
Halliburton Co.	4,349	180,527
Schlumberger Ltd.	11,248	875,657
		1,724,485
Oil, Gas & Consumable Fuels - 9.5%
Chevron Corp.	35,175	4,120,751
ConocoPhillips (e)	30,739	1,781,325
CVR Energy, Inc.	9,588	538,654
Delek US Holdings, Inc.	12,423	464,123
Exxon Mobil Corp.	76,215	6,825,053
HollyFrontier Corp.	15,395	865,199
Marathon Petroleum Corp.	15,845	1,313,234
Occidental Petroleum Corp.	13,898	1,144,222
Phillips 66	22,871	1,439,958
Valero Energy Corp.	26,633	1,214,198
		19,706,717
TOTAL ENERGY		21,431,202
FINANCIALS - 16.4%
Capital Markets - 2.9%
American Capital Ltd. (a)	45,833	640,745
Franklin Resources, Inc.	6,609	933,521
Goldman Sachs Group, Inc.	12,273	1,838,004
Invesco Ltd.	15,322	410,476
LPL Financial	7,244	228,403
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	50,769	$ 1,144,841
SEI Investments Co.	28,650	809,936
		6,005,926
Commercial Banks - 2.2%
Fifth Third Bancorp	56,246	890,937
U.S. Bancorp	12,232	415,643
Wells Fargo & Co.	95,419	3,347,299
		4,653,879
Consumer Finance - 1.6%
American Express Co. (e)	24,944	1,550,270
Discover Financial Services	24,686	951,152
SLM Corp.	41,217	781,886
		3,283,308
Diversified Financial Services - 4.6%
Bank of America Corp.	224,355	2,519,507
CBOE Holdings, Inc.	19,357	695,303
Citigroup, Inc.	60,253	2,528,818
JPMorgan Chase & Co.	73,530	3,597,088
McGraw-Hill Companies, Inc. (e)	6,626	308,440
		9,649,156
Insurance - 4.2%
Allied World Assurance Co. Holdings Ltd.	1,560	136,984
American International Group, Inc. (a)	3,774	143,450
Arthur J. Gallagher & Co.	16,209	623,722
Axis Capital Holdings Ltd.	16,969	691,147
Berkshire Hathaway, Inc. Class B (a)	20,611	2,105,620
CNA Financial Corp.	17,992	567,468
Fidelity National Financial, Inc. Class A	21,501	536,235
HCC Insurance Holdings, Inc.	15,931	637,240
Loews Corp.	18,991	818,702
Marsh & McLennan Companies, Inc.	28,173	1,046,345
ProAssurance Corp.	4,770	223,665
Reinsurance Group of America, Inc.	10,515	604,613
Validus Holdings Ltd.	18,445	657,195
		8,792,386
Real Estate Investment Trusts - 0.9%
American Capital Agency Corp.	3,518	111,591
Extra Space Storage, Inc.	16,928	633,784
General Growth Properties, Inc. (e)	32,407	620,270
Public Storage	2,421	366,079
Simon Property Group, Inc.	1,003	159,337
		1,891,061
TOTAL FINANCIALS		34,275,716

	Shares	Value
HEALTH CARE - 11.2%
Biotechnology - 1.0%
Amgen, Inc.	19,080	$ 1,744,103
Gilead Sciences, Inc. (a)	7,537	321,905
		2,066,008
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	42,324	1,430,128
CareFusion Corp. (a)	5,775	189,074
Medtronic, Inc.	29,778	1,338,819
St. Jude Medical, Inc. (e)	20,820	853,620
		3,811,641
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	17,168	810,330
Cardinal Health, Inc.	19,309	892,269
Humana, Inc.	12,013	820,007
McKesson Corp.	7,570	803,404
UnitedHealth Group, Inc.	27,094	1,448,174
WellPoint, Inc.	14,844	923,000
		5,697,184
Pharmaceuticals - 5.7%
AbbVie, Inc.	4,967	183,382
Bristol-Myers Squibb Co.	5,636	208,363
Eli Lilly & Co.	22,988	1,256,524
Johnson & Johnson	50,434	3,838,532
Merck & Co., Inc.	63,241	2,702,288
Pfizer, Inc.	136,630	3,739,563
		11,928,652
TOTAL HEALTH CARE		23,503,485
INDUSTRIALS - 11.1%
Aerospace & Defense - 3.5%
Alliant Techsystems, Inc.	1,523	100,213
General Dynamics Corp.	15,204	1,033,416
Honeywell International, Inc.	6,619	463,992
L-3 Communications Holdings, Inc.	10,536	803,581
Lockheed Martin Corp.	11,721	1,031,448
Northrop Grumman Corp.	13,224	868,552
Raytheon Co.	17,321	945,207
The Boeing Co.	19,792	1,522,005
United Technologies Corp.	4,885	442,337
		7,210,751
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	18,699	1,545,472
Airlines - 0.6%
Copa Holdings SA Class A	4,629	483,360
Southwest Airlines Co.	66,289	775,581
		1,258,941
Commercial Services & Supplies - 0.3%
Cintas Corp. (e)	16,000	702,400
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.3%
Emerson Electric Co.	400	$ 22,680
Rockwell Automation, Inc.	6,987	631,206
		653,886
Industrial Conglomerates - 2.9%
3M Co.	16,704	1,737,216
General Electric Co.	189,267	4,394,780
		6,131,996
Machinery - 1.2%
Caterpillar, Inc. (e)	2,781	256,881
Illinois Tool Works, Inc. (e)	16,262	1,000,113
Mueller Industries, Inc.	12,127	644,914
WABCO Holdings, Inc. (a)	9,580	658,338
		2,560,246
Marine - 0.1%
Matson, Inc.	9,437	242,625
Professional Services - 0.6%
Equifax, Inc.	14,572	803,209
Robert Half International, Inc.	11,573	411,420
		1,214,629
Road & Rail - 0.8%
Union Pacific Corp.	11,838	1,623,108
TOTAL INDUSTRIALS		23,144,054
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 3.0%
Brocade Communications Systems, Inc. (a)	111,539	625,734
Cisco Systems, Inc.	112,897	2,353,902
Harris Corp.	15,992	768,735
Motorola Solutions, Inc.	3,319	206,475
QUALCOMM, Inc.	36,777	2,413,675
		6,368,521
Computers & Peripherals - 3.3%
Apple, Inc.	15,508	6,845,228
EMC Corp. (a)	3,121	71,814
		6,917,042
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	12,646	896,096
Avnet, Inc. (a)	9,616	339,541
FLIR Systems, Inc.	29,945	788,751
		2,024,388
Internet Software & Services - 1.8%
eBay, Inc. (a)	4,945	270,393
Google, Inc. Class A (a)	4,313	3,455,576
		3,725,969
IT Services - 4.9%
Accenture PLC Class A (e)	18,794	1,397,522

	Shares	Value
Computer Sciences Corp.	6,352	$ 305,087
Fidelity National Information Services, Inc.	23,332	878,450
IBM Corp.	18,709	3,757,328
MasterCard, Inc. Class A	3,003	1,555,013
Total System Services, Inc.	29,083	691,012
Visa, Inc. Class A	9,984	1,583,862
		10,168,274
Office Electronics - 0.4%
Xerox Corp.	104,019	843,594
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	109,366	2,280,281
Software - 3.1%
Microsoft Corp.	137,536	3,823,501
Oracle Corp.	78,535	2,690,609
		6,514,110
TOTAL INFORMATION TECHNOLOGY		38,842,179
MATERIALS - 2.6%
Chemicals - 2.3%
CF Industries Holdings, Inc.	4,071	817,579
E.I. du Pont de Nemours & Co. (e)	29,194	1,398,393
LyondellBasell Industries NV Class A	16,755	982,178
Monsanto Co.	15,509	1,566,874
		4,765,024
Containers & Packaging - 0.3%
Graphic Packaging Holding Co. (a)	84,117	624,148
TOTAL MATERIALS		5,389,172
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	68,146	2,447,123
Verizon Communications, Inc.	30,241	1,407,114
		3,854,237
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (a)	38,185	221,473
TOTAL TELECOMMUNICATION SERVICES		4,075,710
UTILITIES - 4.2%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	21,982	1,028,538
Duke Energy Corp. (e)	306	21,191
Entergy Corp. (e)	13,657	850,285
NV Energy, Inc.	32,391	640,046
Portland General Electric Co.	22,988	682,514
Southern Co.	10,930	491,959
Xcel Energy, Inc.	10,684	306,631
		4,021,164
Multi-Utilities - 2.0%
Alliant Energy Corp.	10,231	487,916
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Ameren Corp.	25,422	$ 859,009
CenterPoint Energy, Inc.	41,820	896,203
DTE Energy Co.	12,289	820,905
Public Service Enterprise Group, Inc.	30,543	995,396
		4,059,429
Water Utilities - 0.3%
American Water Works Co., Inc.	16,108	635,461
TOTAL UTILITIES		8,716,054
TOTAL COMMON STOCKS (Cost $193,471,564)		205,167,234
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.12% 4/11/13 to 4/25/13 (f) (Cost $449,931)	$ 450,000	449,945
Money Market Funds - 6.9%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	2,548,027	2,548,027
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(d)	11,820,850	11,820,850
TOTAL MONEY MARKET FUNDS (Cost $14,368,877)		14,368,877
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $208,290,372)		219,986,056
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(11,310,827)
NET ASSETS - 100%		$ 208,675,229
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
45 CME E-mini S&P 500 Index Contracts	March 2013	$ 3,404,925	$ (6,565)

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $179,982.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 17,712
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,442,336	$ 21,442,336	$ -	$ -
Consumer Staples	24,347,326	24,347,326	-	-
Energy	21,431,202	21,431,202	-	-
Financials	34,275,716	34,275,716	-	-
Health Care	23,503,485	23,503,485	-	-
Industrials	23,144,054	23,144,054	-	-
Information Technology	38,842,179	38,842,179	-	-
Materials	5,389,172	5,389,172	-	-
Telecommunication Services	4,075,710	4,075,710	-	-
Utilities	8,716,054	8,716,054	-	-
U.S. Government and Government Agency Obligations	449,945	-	449,945	-
Money Market Funds	14,368,877	14,368,877	-	-
Total Investments in Securities:	$ 219,986,056	$ 219,536,111	$ 449,945	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (6,565)	$ (6,565)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (6,565)
Total Value of Derivatives	$ -	$ (6,565)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value (including securities loaned of $11,578,433) - See accompanying schedule: Unaffiliated issuers (cost $196,469,522)	$ 208,165,206
Fidelity Central Funds (cost $11,820,850)	11,820,850
Total Investments (cost $208,290,372)		$ 219,986,056
Receivable for fund shares sold		149,471
Dividends receivable		608,373
Interest receivable		18
Distributions receivable from Fidelity Central Funds		678
Total assets		220,744,596

Liabilities
Payable for fund shares redeemed	$ 164,508
Accrued management fee	52,112
Payable for daily variation margin on futures contracts	5,842
Other affiliated payables	26,055
Collateral on securities loaned, at value	11,820,850
Total liabilities		12,069,367

Net Assets		$ 208,675,229
Net Assets consist of:
Paid in capital		$ 201,363,530
Undistributed net investment income		1,427,838
Accumulated undistributed net realized gain (loss) on investments		(5,805,258)
Net unrealized appreciation (depreciation) on investments		11,689,119
Net Assets, for 19,503,515 shares outstanding		$ 208,675,229
Net Asset Value, offering price and redemption price per share ($208,675,229 ÷ 19,503,515 shares)		$ 10.70

Statement of Operations

	Year ended February 28, 2013

Investment Income
Dividends		$ 5,992,149
Interest		2,958
Income from Fidelity Central Funds		17,712
Total income		6,012,819

Expenses
Management fee	$ 710,378
Transfer agent fees	356,611
Independent trustees' compensation	2,772
Interest	842
Miscellaneous	639
Total expenses before reductions	1,071,242
Expense reductions	(2)	1,071,240
Net investment income (loss)		4,941,579
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,726,761
Futures contracts	224,224
Total net realized gain (loss)		11,950,985
Change in net unrealized appreciation (depreciation) on: Investment securities	9,871,900
Futures contracts	(240,186)
Total change in net unrealized appreciation (depreciation)		9,631,714
Net gain (loss)		21,582,699
Net increase (decrease) in net assets resulting from operations		$ 26,524,278

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,941,579	$ 5,034,728
Net realized gain (loss)	11,950,985	18,244,681
Change in net unrealized appreciation (depreciation)	9,631,714	(28,944,074)
Net increase (decrease) in net assets resulting from operations	26,524,278	(5,664,665)
Distributions to shareholders from net investment income	(4,152,614)	(2,264,397)
Distributions to shareholders from net realized gain	(1,162,732)	-
Total distributions	(5,315,346)	(2,264,397)
Share transactions Proceeds from sales of shares	52,970,505	212,282,081
Reinvestment of distributions	5,061,436	2,249,226
Cost of shares redeemed	(132,790,409)	(913,023,187)
Net increase (decrease) in net assets resulting from share transactions	(74,758,468)	(698,491,880)
Total increase (decrease) in net assets	(53,549,536)	(706,420,942)

Net Assets
Beginning of period	262,224,765	968,645,707
End of period (including undistributed net investment income of $1,427,838 and undistributed net investment income of $8, respectively)	$ 208,675,229	$ 262,224,765
Other Information Shares
Sold	5,322,241	23,586,792
Issued in reinvestment of distributions	509,712	247,985
Redeemed	(13,418,567)	(103,303,937)
Net increase (decrease)	(7,586,614)	(79,469,160)

Financial Highlights

Years ended February 28,	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.09	$ 7.69	$ 5.27	$ 9.20
Income from Investment Operations
Net investment income (loss) B	.21	.14	.13	.12	.16
Net realized and unrealized gain (loss)	1.03	.48 E	1.42	2.43	(3.95)
Total from investment operations	1.24	.62	1.55	2.55	(3.79)
Distributions from net investment income	(.18)	(.03)	(.15)	(.13)	(.14)
Distributions from net realized gain	(.05)	-	-	-	-
Total distributions	(.22) H	(.03)	(.15)	(.13)	(.14)
Net asset value, end of period	$ 10.70	$ 9.68	$ 9.09	$ 7.69	$ 5.27
Total Return A	13.03%	6.78%	20.25%	48.52%	(41.51)%
Ratios to Average Net Assets C, F
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.08%	1.53%	1.58%	1.76%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 208,675	$ 262,225	$ 968,646	$ 1,006,185	$ 723,548
Portfolio turnover rate D	85%	104%	64%	60% I	45% I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Total distributions of $0.22 per share is comprised of distributions from net investment income of $0.175 and distributions from net realized gain of $.049 per share.

I Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity Mid Cap Enhanced Index Fund	15.57%	7.24%	5.16%

A From December 20, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Mid Cap Enhanced Index Fund on December 20, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets posted solid gains for the year ending February 28, 2013, sparked by a late-period rally that pushed major equity benchmarks to multiyear highs. Improvement in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the year, shrugging off an early decline brought on by debt woes in Europe, and another dip later in the period amid Congressional gridlock on the federal budget. Renewed optimism over employment, the housing market, corporate earnings and record dividends made stocks a favorite with investors during the 12 months, which helped push the broad-based S&P 500® Index across the milestone 1,500 mark at the end of January. The S&P 500® finished the period up 13.46%, with the blue-chip-laden Dow Jones Industrial AverageSM following suit, rising 11.51% and nearing an all-time high by period end. The technology-heavy Nasdaq Composite Index® also hit a multiyear high, despite adding a more modest 7.96%. Elsewhere, gains were broad-based, with seven of the 10 sectors in the S&P 500® posting a double-digit advance, led by telecommunication services and health care, while materials, tech and energy showed single-digit returns. Outside the U.S., foreign developed-markets stocks rose strongly, despite the headwind of a stronger U.S. dollar, with the MSCI® EAFE® Index adding 9.99%.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Mid Cap Enhanced Index Fund: For the year, the fund returned 15.57%, outpacing the benchmark Russell Midcap® Index, which added 15.04%. Relative to the Russell index, the fund had very strong stock picking in the energy and financials sectors, while, to a lesser extent, security selection in health care was subpar, as was the fund's positioning in industrials and utilities. Six of the fund's top-seven contributors were oil refining stocks - Tesoro, Western Refining, Valero Energy, HollyFrontier, Marathon Petroleum and Delek US Holdings - with shares of each turning in an extremely strong gain during the period. Thanks to lower energy prices, oil-refining companies experienced reduced raw material costs and, therefore, higher profits. Western Refining and Delek were out-of-benchmark positions. PulteGroup, a homebuilder whose shares were up in response to improved conditions in the U.S. housing market, also added value, as did timely ownership of wireless service provider MetroPCS Communications. In contrast, the fund's biggest detractor was Health Net, whose shares fell sharply in both May and August after the company announced weaker-than-expected financial forecasts. In the case of Sprint Nextel, another underperforming telecommunication services provider for the fund, we did not own the stock until September, and therefore missed out on its strong advance during the first seven months of the period. The fund's allocation to poor-performing semiconductor producer Marvell Technology Group, health-benefits provider Humana and luxury accessories manufacturer Coach also hampered results. Some of the stocks I've mentioned were not in the portfolio at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Marathon Petroleum Corp.	1.1	0.9
Valero Energy Corp.	1.0	1.0
Intuit, Inc.	0.9	0.9
Liberty Global, Inc. Class A	0.8	0.0
Macy's, Inc.	0.8	0.9
Symantec Corp.	0.8	0.8
Applied Materials, Inc.	0.8	0.0
CIGNA Corp.	0.8	0.4
Edison International	0.8	0.0
Ingersoll-Rand PLC	0.8	0.0
	8.6
Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	17.7
Information Technology	14.9	14.3
Industrials	14.5	10.4
Consumer Discretionary	14.3	16.4
Consumer Staples	7.9	7.4
Health Care	7.6	11.6
Energy	6.7	6.9
Utilities	6.2	7.5
Materials	3.9	4.4
Telecommunication Services	0.2	1.6

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Investments February 28, 2013

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 2.1%
BorgWarner, Inc. (a)	843	$ 62,728
Dana Holding Corp. (e)	2,663	44,552
Delphi Automotive PLC	23,187	970,376
Gentex Corp. (e)	21,985	412,219
Lear Corp.	12,946	691,575
Visteon Corp. (a)(e)	7,741	451,145
		2,632,595
Automobiles - 0.3%
Harley-Davidson, Inc.	7,120	374,726
Hotels, Restaurants & Leisure - 0.9%
International Game Technology	41,644	663,805
Wyndham Worldwide Corp.	8,816	531,076
		1,194,881
Household Durables - 2.2%
Newell Rubbermaid, Inc.	26,212	611,788
NVR, Inc. (a)	456	460,195
PulteGroup, Inc. (a)	24,674	473,247
Tupperware Brands Corp.	6,421	502,315
Whirlpool Corp.	7,264	820,469
		2,868,014
Internet & Catalog Retail - 1.5%
Expedia, Inc.	11,234	717,179
Liberty Media Corp. Interactive Series A (a)	38,738	808,849
Netflix, Inc. (a)(e)	1,741	327,447
		1,853,475
Media - 1.8%
Cinemark Holdings, Inc.	12,866	357,675
DISH Network Corp. Class A	21,077	733,480
Liberty Global, Inc. Class A (a)	15,669	1,079,437
Starz - Liberty Capital Series A (a)(e)	5,067	94,044
		2,264,636
Multiline Retail - 0.8%
Macy's, Inc.	25,230	1,036,953
Specialty Retail - 4.3%
Advance Auto Parts, Inc.	8,565	653,852
Bed Bath & Beyond, Inc. (a)(e)	9,460	536,855
Foot Locker, Inc.	1,520	51,969
Gap, Inc. (e)	20,305	668,441
Limited Brands, Inc.	4,775	217,358
O'Reilly Automotive, Inc. (a)	7,426	755,521
PetSmart, Inc.	10,775	701,560
Ross Stores, Inc.	12,983	752,495
Signet Jewelers Ltd.	3,078	188,435
Staples, Inc.	30,003	395,440
TJX Companies, Inc.	12,629	567,926
		5,489,852

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	11,624	$ 561,788
TOTAL CONSUMER DISCRETIONARY		18,276,920
CONSUMER STAPLES - 7.9%
Beverages - 0.4%
Coca-Cola Enterprises, Inc.	14,019	501,600
Food & Staples Retailing - 0.7%
Kroger Co.	31,830	929,754
Food Products - 4.4%
Campbell Soup Co. (e)	12,079	497,172
ConAgra Foods, Inc.	26,190	893,341
Hillshire Brands Co.	19,337	626,519
Hormel Foods Corp. (e)	16,921	633,015
Ingredion, Inc.	9,984	660,941
The Hershey Co. (e)	10,313	859,485
The J.M. Smucker Co.	8,743	833,208
Tyson Foods, Inc. Class A	31,020	703,223
		5,706,904
Household Products - 1.8%
Church & Dwight Co., Inc. (e)	12,330	763,967
Clorox Co. (e)	9,803	823,550
Energizer Holdings, Inc.	7,524	691,681
		2,279,198
Personal Products - 0.6%
Avon Products, Inc.	33,016	645,463
Nu Skin Enterprises, Inc. Class A	1,738	71,606
		717,069
TOTAL CONSUMER STAPLES		10,134,525
ENERGY - 6.7%
Energy Equipment & Services - 2.0%
Bristow Group, Inc.	9,323	543,158
Diamond Offshore Drilling, Inc. (e)	9,496	661,681
Helmerich & Payne, Inc. (e)	10,528	697,585
Oceaneering International, Inc.	11,920	757,993
		2,660,417
Oil, Gas & Consumable Fuels - 4.7%
CVR Energy, Inc.	8,752	491,687
Delek US Holdings, Inc.	11,798	440,773
HollyFrontier Corp.	16,284	915,161
Marathon Petroleum Corp.	16,358	1,355,751
Murphy Oil Corp. (e)	8,532	519,428
Tesoro Corp.	10,831	609,135
Valero Energy Corp. (e)	27,264	1,242,966
Western Refining, Inc.	11,718	420,559
		5,995,460
TOTAL ENERGY		8,655,877
Common Stocks - continued
	Shares	Value
FINANCIALS - 21.4%
Capital Markets - 3.9%
American Capital Ltd. (a)	47,569	$ 665,015
Ameriprise Financial, Inc. (e)	3,900	267,657
Invesco Ltd.	20,339	544,882
Jefferies Group, Inc. (e)	382	8,297
Lazard Ltd. Class A	7,177	257,654
LPL Financial	11,795	371,896
Raymond James Financial, Inc. (e)	15,361	674,041
SEI Investments Co.	22,136	625,785
Solar Capital Ltd.	8,897	217,977
T. Rowe Price Group, Inc.	9,499	676,234
TD Ameritrade Holding Corp. (e)	32,578	619,308
Waddell & Reed Financial, Inc. Class A (e)	2,900	118,958
		5,047,704
Commercial Banks - 3.3%
CapitalSource, Inc.	29,500	265,500
CIT Group, Inc. (a)	17,455	730,666
Fifth Third Bancorp	37,476	593,620
Huntington Bancshares, Inc.	63,027	443,080
KeyCorp	56,566	531,155
Popular, Inc. (a)	13,646	380,996
Regions Financial Corp.	91,476	699,791
SunTrust Banks, Inc.	22,031	607,835
		4,252,643
Consumer Finance - 1.1%
Discover Financial Services	14,371	553,715
SLM Corp.	41,585	788,867
		1,342,582
Diversified Financial Services - 1.1%
McGraw-Hill Companies, Inc. (e)	18,917	880,586
Moody's Corp. (e)	12,032	578,258
		1,458,844
Insurance - 6.3%
Allied World Assurance Co. Holdings Ltd.	7,333	643,911
American Financial Group, Inc.	14,874	653,861
American International Group, Inc. (a)	13,415	509,904
American International Group, Inc. warrants 1/19/21 (a)	574	7,944
Arch Capital Group Ltd. (a)(e)	2,757	135,424
Arthur J. Gallagher & Co.	13,466	518,172
Aspen Insurance Holdings Ltd.	8,670	310,906
Axis Capital Holdings Ltd.	15,797	643,412
CNA Financial Corp.	179	5,646
Everest Re Group Ltd.	5,702	710,526
Fidelity National Financial, Inc. Class A	16,964	423,082
HCC Insurance Holdings, Inc.	16,734	669,360
Marsh & McLennan Companies, Inc.	9,198	341,614
PartnerRe Ltd.	7,247	646,722

	Shares	Value
ProAssurance Corp.	8,776	$ 411,507
Progressive Corp.	13,079	318,604
Reinsurance Group of America, Inc.	10,795	620,713
Validus Holdings Ltd.	15,253	543,464
		8,114,772
Real Estate Investment Trusts - 5.4%
American Campus Communities, Inc.	4,702	212,530
American Capital Agency Corp.	25,286	802,072
Apollo Residential Mortgage, Inc.	8,705	194,818
Camden Property Trust (SBI)	6,337	438,140
Chimera Investment Corp.	216,431	644,964
Equity Lifestyle Properties, Inc.	26	1,916
Extra Space Storage, Inc.	17,762	665,009
General Growth Properties, Inc. (e)	42,952	822,101
HCP, Inc.	788	38,517
MFA Financial, Inc.	72,531	644,075
Public Storage	3,669	554,789
The Geo Group, Inc.	3,451	119,198
Ventas, Inc.	1,999	141,489
Vornado Realty Trust	3,488	279,772
Western Asset Mortgage Capital Corp.	16,470	353,940
Weyerhaeuser Co.	33,137	974,559
		6,887,889
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	5,462	215,312
Washington Federal, Inc.	8,185	143,647
		358,959
TOTAL FINANCIALS		27,463,393
HEALTH CARE - 7.6%
Biotechnology - 0.5%
Biogen Idec, Inc. (a)	3,395	564,724
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	84,498	624,440
CareFusion Corp. (a)	23,406	766,312
St. Jude Medical, Inc. (e)	18,324	751,284
Thoratec Corp. (a)	3,795	133,622
Zimmer Holdings, Inc. (e)	9,176	687,833
		2,963,491
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	15,538	733,394
CIGNA Corp.	17,137	1,001,829
Humana, Inc.	12,063	823,420
Omnicare, Inc.	18,040	672,170
Quest Diagnostics, Inc.	11,662	655,055
		3,885,868
Life Sciences Tools & Services - 0.4%
Charles River Laboratories International, Inc. (a)	8,041	327,590
Life Technologies Corp. (a)	2,678	155,672
		483,262
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.4%
Actavis, Inc. (a)	5,971	$ 508,490
Forest Laboratories, Inc. (a)	19,365	712,632
Warner Chilcott PLC	44,957	607,369
		1,828,491
TOTAL HEALTH CARE		9,725,836
INDUSTRIALS - 14.5%
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc.	7,056	464,285
Exelis, Inc.	36,828	380,065
L-3 Communications Holdings, Inc.	9,223	703,438
Textron, Inc.	20,220	583,347
		2,131,135
Airlines - 0.6%
Copa Holdings SA Class A	4,234	442,114
Southwest Airlines Co.	29,094	340,400
		782,514
Building Products - 0.3%
Lennox International, Inc.	6,453	381,179
Commercial Services & Supplies - 1.8%
Avery Dennison Corp.	16,039	655,193
Cintas Corp. (e)	10,130	444,707
Republic Services, Inc.	21,741	683,537
Unifirst Corp. Massachusetts	6,262	523,127
		2,306,564
Construction & Engineering - 1.0%
AECOM Technology Corp. (a)(e)	19,322	585,650
Chicago Bridge & Iron Co. NV unit	12,344	661,515
EMCOR Group, Inc.	1,855	71,547
		1,318,712
Electrical Equipment - 1.8%
AMETEK, Inc.	18,177	760,344
Eaton Corp. PLC	3,204	198,552
Hubbell, Inc. Class B	4,921	457,210
Rockwell Automation, Inc.	9,368	846,305
		2,262,411
Machinery - 5.2%
CNH Global NV	10,604	469,757
Crane Co.	11,305	607,983
Dover Corp.	8,500	623,475
Ingersoll-Rand PLC	18,713	985,239
Lincoln Electric Holdings, Inc.	6,300	353,115
Parker Hannifin Corp. (e)	8,468	800,057
Snap-On, Inc.	4,346	348,853
Timken Co.	8,452	459,113
Trinity Industries, Inc. (e)	5,700	246,468
Valmont Industries, Inc.	4,246	668,957

	Shares	Value
WABCO Holdings, Inc. (a)	6,867	$ 471,900
Wabtec Corp.	6,691	654,313
		6,689,230
Marine - 0.1%
Matson, Inc.	4,446	114,307
Professional Services - 2.0%
Equifax, Inc.	8,533	470,339
Manpower, Inc.	1,144	62,462
Nielsen Holdings B.V.	20,593	693,778
Robert Half International, Inc.	18,487	657,213
Towers Watson & Co.	10,046	668,762
		2,552,554
TOTAL INDUSTRIALS		18,538,606
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc. (a)	70,924	397,884
Harris Corp.	12,758	613,277
		1,011,161
Computers & Peripherals - 1.3%
NetApp, Inc. (a)	21,534	728,495
Western Digital Corp.	17,997	848,739
		1,577,234
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	11,541	817,795
Avnet, Inc. (a)	17,985	635,050
Tech Data Corp. (a)	7,000	371,420
		1,824,265
IT Services - 3.0%
Amdocs Ltd.	20,145	734,688
Computer Sciences Corp.	15,331	736,348
CoreLogic, Inc. (a)	6,661	172,587
Fidelity National Information Services, Inc.	18,454	694,793
Fiserv, Inc. (a)	4,078	334,845
Genpact Ltd.	20,646	363,576
The Western Union Co.	26,211	367,740
Total System Services, Inc. (e)	17,212	408,957
		3,813,534
Office Electronics - 0.6%
Xerox Corp.	98,004	794,812
Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices, Inc.	20,343	919,910
Applied Materials, Inc.	73,145	1,002,087
Avago Technologies Ltd.	22,649	775,049
KLA-Tencor Corp.	14,908	816,362
Linear Technology Corp. (e)	1,424	54,454
Marvell Technology Group Ltd.	67,304	679,770
Maxim Integrated Products, Inc.	23,889	744,859
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NVIDIA Corp.	57,995	$ 734,217
PMC-Sierra, Inc. (a)	45,049	292,368
		6,019,076
Software - 3.1%
Activision Blizzard, Inc.	48,875	698,913
CA Technologies, Inc.	32,170	787,843
Intuit, Inc.	16,956	1,093,323
Symantec Corp. (a)	43,967	1,030,586
Synopsys, Inc. (a)	11,258	394,368
		4,005,033
TOTAL INFORMATION TECHNOLOGY		19,045,115
MATERIALS - 3.9%
Chemicals - 2.3%
A. Schulman, Inc.	183	5,737
Albemarle Corp.	6,901	449,117
CF Industries Holdings, Inc.	4,562	916,186
Eastman Chemical Co.	8,394	585,314
Huntsman Corp.	23,791	409,919
Valspar Corp.	400	24,644
Westlake Chemical Corp.	6,960	600,091
		2,991,008
Containers & Packaging - 1.3%
Bemis Co., Inc. (e)	16,929	632,129
Graphic Packaging Holding Co. (a)	41,621	308,828
Packaging Corp. of America	1,493	62,378
Silgan Holdings, Inc.	14,171	608,361
		1,611,696
Paper & Forest Products - 0.3%
International Paper Co.	8,100	356,481
TOTAL MATERIALS		4,959,185
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	53,561	310,654
UTILITIES - 6.2%
Electric Utilities - 2.9%
Cleco Corp. (e)	2,738	121,293
Edison International	20,710	994,701
Entergy Corp. (e)	7,557	470,499
NV Energy, Inc.	34,888	689,387
Pinnacle West Capital Corp.	9,479	530,255
Xcel Energy, Inc.	32,840	942,508
		3,748,643

	Shares	Value
Gas Utilities - 0.2%
Atmos Energy Corp.	7,903	$ 301,658
Multi-Utilities - 2.5%
Alliant Energy Corp.	14,111	672,954
Ameren Corp.	19,962	674,516
CenterPoint Energy, Inc.	38,436	823,683
CMS Energy Corp.	1,400	37,254
DTE Energy Co.	13,168	879,622
Wisconsin Energy Corp. (e)	2,531	104,530
		3,192,559
Water Utilities - 0.6%
American Water Works Co., Inc.	18,858	743,948
TOTAL UTILITIES		7,986,808
TOTAL COMMON STOCKS (Cost $110,994,515)		125,096,919
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.12% 6/27/13 (f) (Cost $99,959)	$ 100,000	99,963
Money Market Funds - 14.2%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	2,950,146	2,950,146
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(d)	15,177,325	15,177,325
TOTAL MONEY MARKET FUNDS (Cost $18,127,471)		18,127,471
TOTAL INVESTMENT PORTFOLIO - 111.9% (Cost $129,221,945)		143,324,353
NET OTHER ASSETS (LIABILITIES) - (11.9)%		(15,194,185)
NET ASSETS - 100%		$ 128,130,168
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
26 CME E-mini S&P MidCap 400 Index Contracts	March 2013	$ 2,864,420	$ 142,598

The face value of futures purchased as a percentage of net assets is 2.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,963.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 11,130
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,276,920	$ 18,276,920	$ -	$ -
Consumer Staples	10,134,525	10,134,525	-	-
Energy	8,655,877	8,655,877	-	-
Financials	27,463,393	27,463,393	-	-
Health Care	9,725,836	9,725,836	-	-
Industrials	18,538,606	18,538,606	-	-
Information Technology	19,045,115	19,045,115	-	-
Materials	4,959,185	4,959,185	-	-
Telecommunication Services	310,654	310,654	-	-
Utilities	7,986,808	7,986,808	-	-
U.S. Government and Government Agency Obligations	99,963	-	99,963	-
Money Market Funds	18,127,471	18,127,471	-	-
Total Investments in Securities:	$ 143,324,353	$ 143,224,390	$ 99,963	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 142,598	$ 142,598	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 142,598	$ -
Total Value of Derivatives	$ 142,598	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value (including securities loaned of $14,842,382) - See accompanying schedule: Unaffiliated issuers (cost $114,044,620)	$ 128,147,028
Fidelity Central Funds (cost $15,177,325)	15,177,325
Total Investments (cost $129,221,945)		$ 143,324,353
Segregated cash with broker for futures contracts		1,100
Receivable for investments sold		3,170,379
Receivable for fund shares sold		487,942
Dividends receivable		219,319
Interest receivable		150
Distributions receivable from Fidelity Central Funds		1,680
Total assets		147,204,923

Liabilities
Payable for investments purchased	$ 3,752,183
Payable for fund shares redeemed	87,099
Accrued management fee	41,569
Payable for daily variation margin on futures contracts	2,722
Other affiliated payables	13,857
Collateral on securities loaned, at value	15,177,325
Total liabilities		19,074,755

Net Assets		$ 128,130,168
Net Assets consist of:
Paid in capital		$ 112,337,730
Undistributed net investment income		209,469
Accumulated undistributed net realized gain (loss) on investments		1,337,963
Net unrealized appreciation (depreciation) on investments		14,245,006
Net Assets, for 11,677,583 shares outstanding		$ 128,130,168
Net Asset Value, offering price and redemption price per share ($128,130,168 ÷ 11,677,583 shares)		$ 10.97

Statement of Operations

	Year ended February 28, 2013

Investment Income
Dividends		$ 1,906,252
Interest		1,014
Income from Fidelity Central Funds		11,130
Total income		1,918,396

Expenses
Management fee	$ 359,010
Transfer agent fees	119,980
Independent trustees' compensation	930
Miscellaneous	203
Total expenses before reductions	480,123
Expense reductions	(3)	480,120
Net investment income (loss)		1,438,276
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,565,047
Futures contracts	241,282
Total net realized gain (loss)		3,806,329
Change in net unrealized appreciation (depreciation) on: Investment securities	6,527,948
Futures contracts	(75,506)
Total change in net unrealized appreciation (depreciation)		6,452,442
Net gain (loss)		10,258,771
Net increase (decrease) in net assets resulting from operations		$ 11,697,047

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,438,276	$ 724,409
Net realized gain (loss)	3,806,329	4,738,420
Change in net unrealized appreciation (depreciation)	6,452,442	(4,487,136)
Net increase (decrease) in net assets resulting from operations	11,697,047	975,693
Distributions to shareholders from net investment income	(1,338,905)	(511,180)
Distributions to shareholders from net realized gain	(1,032,505)	(4,128,001)
Total distributions	(2,371,410)	(4,639,181)
Share transactions Proceeds from sales of shares	62,334,770	48,633,295
Reinvestment of distributions	2,289,379	4,485,129
Cost of shares redeemed	(24,883,399)	(32,503,734)
Net increase (decrease) in net assets resulting from share transactions	39,740,750	20,614,690
Redemption fees	2,311	6,307
Total increase (decrease) in net assets	49,068,698	16,957,509

Net Assets
Beginning of period	79,061,470	62,103,961
End of period (including undistributed net investment income of $209,469 and undistributed net investment income of $118,757, respectively)	$ 128,130,168	$ 79,061,470
Other Information Shares
Sold	5,905,950	5,003,022
Issued in reinvestment of distributions	235,166	482,205
Redeemed	(2,543,261)	(3,448,788)
Net increase (decrease)	3,597,855	2,036,439

Financial Highlights

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 10.28	$ 8.33	$ 5.12	$ 9.16
Income from Investment Operations
Net investment income (loss) B	.18	.10	.10	.09	.10
Net realized and unrealized gain (loss)	1.30	.05	2.30	3.20	(4.07)
Total from investment operations	1.48	.15	2.40	3.29	(3.97)
Distributions from net investment income	(.17)	(.07)	(.10)	(.08)	(.08)
Distributions from net realized gain	(.13)	(.58)	(.35)	-	-
Total distributions	(.30)	(.64) H	(.45)	(.08)	(.08)
Redemption fees added to paid in capital B	- G	- G	- G	- G	.01
Net asset value, end of period	$ 10.97	$ 9.79	$ 10.28	$ 8.33	$ 5.12
Total Return A	15.57%	1.91%	29.44%	64.37%	(43.40)%
Ratios to Average Net Assets C, E
Expenses before reductions	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions	.60%	.60%	.60%	.60%	.60%
Net investment income (loss)	1.80%	1.03%	1.16%	1.21%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 128,130	$ 79,061	$ 62,104	$ 33,617	$ 14,235
Portfolio turnover rate D	99%	92%	59%	80% I	58% I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.64 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $.575 per share.

I Reflects adjustments to exclude transactions in money market funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity Small Cap Enhanced Index Fund	16.15%	7.71%	5.32%

A From December 20, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Small Cap Enhanced Index Fund on December 20, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets posted solid gains for the year ending February 28, 2013, sparked by a late-period rally that pushed major equity benchmarks to multiyear highs. Improvement in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the year, shrugging off an early decline brought on by debt woes in Europe, and another dip later in the period amid Congressional gridlock on the federal budget. Renewed optimism over employment, the housing market, corporate earnings and record dividends made stocks a favorite with investors during the 12 months, which helped push the broad-based S&P 500® Index across the milestone 1,500 mark at the end of January. The S&P 500® finished the period up 13.46%, with the blue-chip-laden Dow Jones Industrial AverageSM following suit, rising 11.51% and nearing an all-time high by period end. The technology-heavy Nasdaq Composite Index® also hit a multiyear high, despite adding a more modest 7.96%. Elsewhere, gains were broad-based, with seven of the 10 sectors in the S&P 500® posting a double-digit advance, led by telecommunication services and health care, while materials, tech and energy showed single-digit returns. Outside the U.S., foreign developed-markets stocks rose strongly, despite the headwind of a stronger U.S. dollar, with the MSCI® EAFE® Index adding 9.99%.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Small Cap Enhanced Index Fund: For the year, the fund returned 16.15%, outpacing the 14.02% advance of the benchmark Russell 2000® Index. Relative to the index, the fund had very strong stock picking in the energy sector and, to a lesser extent, in financials and information technology. In contrast, security selection was subpar in the retailing industry within consumer discretionary, as well as in the consumer staples sector. The fund's top-three individual contributors were oil refining stocks - Western Refining, Alon USA Energy and Delek US Holdings - with shares of each rising by triple digits during the year. Thanks to lower energy prices, oil refining companies experienced reduced raw material costs and, therefore, higher profits. In the financials sector, Hanmi Financial, a Los Angeles-based community bank whose target market is the Korean-American community, enjoyed very good results. Another Southern California-based bank holding company, Pacific Capital Bancorp, rose sharply in March on news that the company would be acquired. The stock was sold from the fund shortly afterwards. In materials, the fund benefited from timely ownership of Coeur d'Alene Mines, a silver and gold producer whose shares fell overall during the period. In contrast, the fund's biggest detractor was Xyratex, a provider of data-storage technology whose shares performed poorly. An out-of-benchmark stake in premium-mattress manufacturer and retailer Tempur-Pedic International detracted, as did the fund's overweighting in freight transportation provider Arkansas Best and untimely ownership of strong-performing airline and index component US Airways Group. Several of the stocks I've mentioned were not in the portfolio at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Ocwen Financial Corp.	0.8	0.1
Western Refining, Inc.	0.7	0.7
Helix Energy Solutions Group, Inc.	0.7	0.6
EMCOR Group, Inc.	0.6	0.0
Cleco Corp.	0.6	0.7
Bristow Group, Inc.	0.6	0.2
RLJ Lodging Trust	0.6	0.2
Brunswick Corp.	0.6	0.6
CommVault Systems, Inc.	0.6	0.1
Nelnet, Inc. Class A	0.6	0.6
	6.4
Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	21.7
Industrials	15.7	13.5
Information Technology	15.4	14.8
Consumer Discretionary	11.4	14.3
Health Care	9.8	12.2
Energy	6.3	4.2
Materials	5.1	6.5
Consumer Staples	4.5	2.7
Utilities	4.3	4.8
Telecommunication Services	0.0*	0.5
* Amount represents less than 0.1%

Annual Report

Fidelity Small Cap Enhanced Index Fund

Investments February 28, 2013

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.0%
Cooper Tire & Rubber Co.	6,439	$ 162,778
Dana Holding Corp. (e)	16,212	271,227
Dorman Products, Inc. (e)	1,152	40,274
Drew Industries, Inc.	5,091	185,211
Standard Motor Products, Inc.	16,916	418,333
Superior Industries International, Inc.	4,732	102,921
Tenneco, Inc. (a)	8,944	316,886
		1,497,630
Distributors - 0.3%
Core-Mark Holding Co., Inc.	1,749	83,812
Pool Corp.	6,488	296,631
VOXX International Corp. (a)	14,209	141,380
		521,823
Diversified Consumer Services - 0.4%
Hillenbrand, Inc.	28,223	696,826
Hotels, Restaurants & Leisure - 3.7%
AFC Enterprises, Inc. (a)	2,776	83,280
Ameristar Casinos, Inc.	3,742	98,040
Bob Evans Farms, Inc.	15,705	639,194
Churchill Downs, Inc.	1,090	71,918
Cracker Barrel Old Country Store, Inc.	12,420	934,978
Domino's Pizza, Inc.	2,081	99,097
Einstein Noah Restaurant Group, Inc.	3,451	46,381
Jack in the Box, Inc. (a)	17,222	545,249
Marcus Corp.	4,945	60,378
Marriott Vacations Worldwide Corp. (a)	19,674	811,749
Multimedia Games Holding Co., Inc. (a)	17,860	333,982
Papa John's International, Inc. (a)	16,416	853,796
Sonic Corp. (a)	30,082	339,626
Texas Roadhouse, Inc. Class A	42,984	831,311
Town Sports International Holdings, Inc.	4,057	37,608
		5,786,587
Household Durables - 1.9%
Flexsteel Industries, Inc.	25,123	577,829
M.D.C. Holdings, Inc. (e)	23,548	904,950
NACCO Industries, Inc. Class A	11,627	675,412
Tupperware Brands Corp.	10,404	813,905
		2,972,096
Internet & Catalog Retail - 0.0%
PetMed Express, Inc. (e)	1,862	23,554
Leisure Equipment & Products - 0.8%
Arctic Cat, Inc. (a)(e)	8,404	305,317
Brunswick Corp. (e)	26,131	952,214
		1,257,531
Media - 0.9%
Belo Corp. Series A (e)	12,623	109,063
Fisher Communications, Inc.	13,232	486,541
Global Sources Ltd. (a)	46,398	359,585
Harte-Hanks, Inc.	7,699	55,972

	Shares	Value
LIN TV Corp. Class A (a)	6,368	$ 72,404
Nexstar Broadcasting Group, Inc. Class A	14,670	217,996
Scholastic Corp. (e)	746	22,455
Shutterstock, Inc.	1,017	33,154
		1,357,170
Specialty Retail - 1.4%
Big 5 Sporting Goods Corp.	40,672	634,076
Brown Shoe Co., Inc.	22,569	370,132
Destination Maternity Corp.	7,700	172,403
Express, Inc. (a)	17,044	315,314
Haverty Furniture Companies, Inc.	4,483	82,263
Penske Automotive Group, Inc.	2,947	87,703
Stage Stores, Inc.	3,793	93,649
The Cato Corp. Class A (sub. vtg.) (e)	18,498	474,659
		2,230,199
Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc. (a)	15,366	362,945
Movado Group, Inc.	16,975	611,779
Perry Ellis International, Inc.	6,136	99,526
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,627	75,804
True Religion Apparel, Inc.	18,711	499,397
		1,649,451
TOTAL CONSUMER DISCRETIONARY		17,992,867
CONSUMER STAPLES - 4.5%
Beverages - 0.1%
Coca-Cola Bottling Co. CONSOLIDATED	1,236	80,871
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	1,369	77,472
Harris Teeter Supermarkets, Inc.	4,472	192,296
Rite Aid Corp. (a)	497,433	815,790
United Natural Foods, Inc. (a)	3,375	170,843
		1,256,401
Food Products - 2.7%
Cal-Maine Foods, Inc. (e)	15,878	642,900
Fresh Del Monte Produce, Inc.	26,487	691,046
J&J Snack Foods Corp.	9,324	645,407
Lancaster Colony Corp.	1,726	126,291
Omega Protein Corp. (a)	14,888	123,273
Pilgrims Pride Corp. (a)(e)	63,305	557,717
Post Holdings, Inc. (a)	8,235	318,365
Sanderson Farms, Inc. (e)	16,165	820,050
Seneca Foods Corp. Class A (a)	4,575	139,629
TreeHouse Foods, Inc. (a)	4,474	261,237
		4,325,915
Household Products - 0.2%
Orchids Paper Products Co.	12,647	277,222
WD-40 Co.	2,030	110,046
		387,268
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.7%
Inter Parfums, Inc.	1,645	$ 41,224
MediFast, Inc. (a)(e)	13,960	323,593
Nature's Sunshine Products, Inc.	4,461	64,506
Nu Skin Enterprises, Inc. Class A	15,508	638,930
Nutraceutical International Corp.	1,351	22,143
		1,090,396
TOTAL CONSUMER STAPLES		7,140,851
ENERGY - 6.3%
Energy Equipment & Services - 3.3%
Basic Energy Services, Inc. (a)(e)	15,566	227,731
Bristow Group, Inc.	16,441	957,853
Dawson Geophysical Co. (a)	1,073	33,156
Exterran Holdings, Inc. (a)	9,089	229,315
Geospace Technologies Corp. (a)(e)	8,757	852,231
Gulf Island Fabrication, Inc.	5,391	128,360
Helix Energy Solutions Group, Inc. (a)	44,055	1,031,328
Hercules Offshore, Inc. (a)	100,788	683,343
Hornbeck Offshore Services, Inc. (a)(e)	4,281	181,943
ION Geophysical Corp. (a)(e)	15,155	100,629
Key Energy Services, Inc. (a)	11,328	97,194
Matrix Service Co. (a)	14,423	224,422
Parker Drilling Co. (a)	30,502	145,190
Pioneer Energy Services Corp. (a)	15,560	135,839
RigNet, Inc. (a)	7,778	152,604
		5,181,138
Oil, Gas & Consumable Fuels - 3.0%
Adams Resources & Energy, Inc.	838	33,361
Alon USA Energy, Inc.	42,567	829,631
CVR Energy, Inc.	15,090	847,756
Delek US Holdings, Inc.	23,938	894,324
DHT Holdings, Inc.	11,548	49,656
Rex American Resources Corp. (a)	10,809	249,688
SemGroup Corp. Class A (a)	7,609	350,699
VAALCO Energy, Inc. (a)(e)	43,773	354,999
Warren Resources, Inc. (a)	8,357	21,895
Western Refining, Inc.	29,592	1,062,057
		4,694,066
TOTAL ENERGY		9,875,204
FINANCIALS - 23.7%
Capital Markets - 3.2%
American Capital Ltd. (a)	50,053	699,741
Apollo Investment Corp.	88,359	767,840
Artio Global Investors, Inc. Class A	32,916	89,532
BGC Partners, Inc. Class A	20,561	87,795

	Shares	Value
Calamos Asset Management, Inc. Class A	6,197	$ 69,282
Evercore Partners, Inc. Class A	18,700	761,090
FBR Capital Markets Corp. (a)	2,325	41,060
FXCM, Inc. Class A (e)	4,645	61,082
Golub Capital BDC, Inc.	1,943	31,923
Investment Technology Group, Inc. (a)	10,728	129,916
MCG Capital Corp.	25,457	114,557
Medallion Financial Corp.	2,647	34,411
Piper Jaffray Companies (a)(e)	10,806	416,787
Solar Capital Ltd. (e)	31,812	779,394
Stellus Capital Investment Corp.	3,355	51,164
TCP Capital Corp.	43,258	678,285
TICC Capital Corp.	19,744	203,956
		5,017,815
Commercial Banks - 4.5%
1st Source Corp.	1,340	31,570
Alliance Financial Corp.	1,654	73,520
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	25,054	605,806
Bank of Marin Bancorp	1,915	71,985
Banner Bank	22,573	670,644
Central Pacific Financial Corp. (a)(e)	23,191	359,229
Citizens & Northern Corp.	3,943	76,889
Eagle Bancorp, Inc., Maryland (a)	5,939	128,876
First Bancorp, Puerto Rico (a)(e)	54,345	297,267
First Community Bancshares, Inc.	5,013	78,303
First Interstate Bancsystem, Inc.	1,730	31,607
First Merchants Corp.	25,248	375,438
Hanmi Financial Corp. (a)	49,050	833,360
MainSource Financial Group, Inc.	3,046	42,644
MB Financial, Inc.	35,420	839,808
Mercantile Bank Corp.	1,545	25,740
Merchants Bancshares, Inc.	12,568	362,461
PacWest Bancorp (e)	4,630	126,538
Peoples Bancorp, Inc.	3,500	75,845
PrivateBancorp, Inc.	22,764	407,703
Republic Bancorp, Inc., Kentucky Class A	3,233	69,962
SCBT Financial Corp.	1,918	91,335
State Bank Financial Corp.	2,987	47,493
StellarOne Corp.	2,115	32,550
Sterling Financial Corp.	10,823	229,231
Susquehanna Bancshares, Inc. (e)	7,299	84,887
Union/First Market Bankshares Corp.	3,725	67,609
Washington Trust Bancorp, Inc.	6,484	171,437
Webster Financial Corp.	7,044	155,109
WesBanco, Inc.	6,077	142,141
Wilshire Bancorp, Inc. (a)	88,033	516,754
		7,123,741
Consumer Finance - 0.9%
Cash America International, Inc. (e)	5,734	290,370
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Green Dot Corp. Class A (a)	10,338	$ 144,939
Nelnet, Inc. Class A	28,318	939,591
		1,374,900
Diversified Financial Services - 0.5%
MarketAxess Holdings, Inc. (e)	13,060	510,124
Marlin Business Services Corp.	17,943	340,020
Vector Capital Corp. rights (a)	8,300	0
		850,144
Insurance - 3.5%
Argo Group International Holdings, Ltd.	14,885	565,332
Enstar Group Ltd. (a)	2,049	256,822
FBL Financial Group, Inc. Class A	8,270	300,532
First American Financial Corp.	37,966	922,194
Horace Mann Educators Corp.	29,034	594,036
Maiden Holdings Ltd.	24,912	251,113
Montpelier Re Holdings Ltd.	10,645	263,144
Platinum Underwriters Holdings Ltd.	15,595	824,664
Primerica, Inc.	23,455	738,129
ProAssurance Corp.	14,953	701,146
Symetra Financial Corp.	5,756	75,807
		5,492,919
Real Estate Investment Trusts - 8.1%
AG Mortgage Investment Trust, Inc.	28,971	759,909
American Capital Mortgage Investment Corp.	31,149	800,529
Anworth Mortgage Asset Corp.	105,277	642,190
Apollo Commercial Real Estate Finance, Inc.	35,660	615,135
Apollo Residential Mortgage, Inc.	26,765	599,001
Capstead Mortgage Corp.	63,849	800,666
Chatham Lodging Trust	1,422	23,406
Crexus Investment Corp.	6,923	92,145
Extra Space Storage, Inc.	16,838	630,415
Gyrodyne Co. of America, Inc.	573	42,643
JAVELIN Mortgage Investment Corp.	4,776	91,604
LTC Properties, Inc.	5,231	201,760
MFA Financial, Inc.	78,270	695,038
NorthStar Realty Finance Corp.	34,076	304,980
PennyMac Mortgage Investment Trust	3,577	90,927
Potlatch Corp.	18,221	801,906
PS Business Parks, Inc.	7,251	536,501
Resource Capital Corp.	40,792	277,386
RLJ Lodging Trust	44,666	955,406
Ryman Hospitality Properties, Inc. (e)	1,189	53,208
Select Income (REIT)	7,149	198,814
Sovran Self Storage, Inc.	11,321	688,770
Spirit Realty Capital, Inc. (e)	2,602	51,832
Starwood Property Trust, Inc. (e)	30,267	845,963
Strategic Hotel & Resorts, Inc. (a)	45,509	331,306

	Shares	Value
The Geo Group, Inc.	27,095	$ 935,861
Western Asset Mortgage Capital Corp.	34,352	738,224
		12,805,525
Thrifts & Mortgage Finance - 3.0%
Dime Community Bancshares, Inc.	39,485	561,082
Doral Financial Corp. (a)	199,665	113,709
EverBank Financial Corp.	29,167	440,422
Farmer Mac Class C (non-vtg.)	4,130	139,388
First Financial Holdings, Inc.	2,621	52,315
Flagstar Bancorp, Inc. (a)(e)	32,711	444,542
Flushing Financial Corp.	10,407	164,431
Fox Chase Bancorp, Inc.	3,507	58,637
Home Loan Servicing Solutions Ltd.	4,099	92,473
HomeStreet, Inc. (e)	22,921	572,567
Ocwen Financial Corp. (a)	31,213	1,230,416
Provident Financial Holdings, Inc.	4,615	78,917
Simplicity Bancorp, Inc.	4,191	63,871
WSFS Financial Corp.	13,994	664,715
		4,677,485
TOTAL FINANCIALS		37,342,529
HEALTH CARE - 9.8%
Biotechnology - 1.2%
Alkermes PLC (a)(e)	5,677	123,248
Allos Therapeutics, Inc. rights	8,044	0
Cepheid, Inc. (a)(e)	3,231	117,705
Cubist Pharmaceuticals, Inc. (a)	9,762	414,202
Emergent BioSolutions, Inc. (a)	16,208	251,062
Geron Corp. (a)(e)	19,107	27,896
Maxygen, Inc.	11,400	27,816
PDL BioPharma, Inc. (e)	17,255	123,201
Pharmacyclics, Inc. (a)(e)	7,181	630,348
Seattle Genetics, Inc. (a)(e)	5,591	157,331
		1,872,809
Health Care Equipment & Supplies - 2.0%
CONMED Corp.	5,566	173,158
Cyberonics, Inc. (a)	6,136	280,722
Greatbatch, Inc. (a)	11,916	322,566
Invacare Corp. (e)	14,863	215,662
Natus Medical, Inc. (a)	4,384	55,677
RTI Biologics, Inc. (a)	61,061	221,651
Sirona Dental Systems, Inc. (a)	9,565	679,306
SurModics, Inc. (a)	12,421	314,997
Thoratec Corp. (a)(e)	8,973	315,939
Vascular Solutions, Inc. (a)	5,200	78,936
West Pharmaceutical Services, Inc.	9,345	564,625
		3,223,239
Health Care Providers & Services - 5.5%
Alliance Healthcare Services, Inc. (a)	74,399	523,769
Amedisys, Inc. (a)(e)	14,527	164,155
AMN Healthcare Services, Inc. (a)	9,298	131,102
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
AmSurg Corp. (a)	12,207	$ 368,651
Centene Corp. (a)(e)	13,920	626,678
Chemed Corp.	5,026	387,957
Corvel Corp. (a)	1,628	78,209
Five Star Quality Care, Inc. (a)	67,808	429,903
Gentiva Health Services, Inc. (a)	19,666	206,886
Hanger, Inc. (a)	21,281	631,194
Magellan Health Services, Inc. (a)	14,794	762,779
Molina Healthcare, Inc. (a)(e)	24,762	790,155
National Healthcare Corp.	6,768	313,832
PharMerica Corp. (a)	2,788	39,952
Providence Service Corp. (a)	18,084	308,875
Select Medical Holdings Corp. (e)	70,044	647,207
Team Health Holdings, Inc. (a)	23,127	774,523
The Ensign Group, Inc.	1,275	39,933
Triple-S Management Corp. (a)	1,856	33,334
Universal American Spin Corp.	23,843	198,851
Vanguard Health Systems, Inc. (a)	46,606	693,031
Wellcare Health Plans, Inc. (a)	8,403	480,568
		8,631,544
Health Care Technology - 0.5%
Computer Programs & Systems, Inc. (e)	1,173	61,160
Omnicell, Inc. (a)	41,918	755,362
		816,522
Life Sciences Tools & Services - 0.4%
Cambrex Corp. (a)	10,075	115,963
Luminex Corp. (a)(e)	1,724	29,101
PAREXEL International Corp. (a)	14,325	496,934
		641,998
Pharmaceuticals - 0.2%
Jazz Pharmaceuticals PLC (a)	2,230	129,741
Pozen, Inc. (a)	28,497	176,396
		306,137
TOTAL HEALTH CARE		15,492,249
INDUSTRIALS - 15.7%
Aerospace & Defense - 2.5%
AAR Corp.	34,145	599,928
American Science & Engineering, Inc.	10,220	639,159
Cubic Corp.	8,418	351,367
Curtiss-Wright Corp.	19,340	671,291
Esterline Technologies Corp. (a)(e)	9,236	636,637
LMI Aerospace, Inc. (a)	2,490	55,154
Moog, Inc. Class A (a)	11,160	501,754
Taser International, Inc. (a)	51,563	384,144
Teledyne Technologies, Inc. (a)	1,052	77,406
		3,916,840

	Shares	Value
Air Freight & Logistics - 0.1%
Forward Air Corp.	1,672	$ 63,068
Park-Ohio Holdings Corp. (a)	1,937	39,399
		102,467
Airlines - 1.1%
Alaska Air Group, Inc. (a)(e)	15,325	790,004
Republic Airways Holdings, Inc. (a)	12,895	121,342
SkyWest, Inc.	57,199	800,786
		1,712,132
Building Products - 1.0%
A.O. Smith Corp. (e)	9,625	688,476
American Woodmark Corp. (a)(e)	1,780	57,138
Apogee Enterprises, Inc.	30,475	785,950
Gibraltar Industries, Inc. (a)	5,298	90,861
Insteel Industries, Inc.	1,552	24,661
		1,647,086
Commercial Services & Supplies - 2.5%
Consolidated Graphics, Inc. (a)	4,809	185,627
Deluxe Corp. (e)	3,751	148,840
G&K Services, Inc. Class A	20,024	834,400
Intersections, Inc.	24,700	259,103
Kimball International, Inc. Class B	32,817	302,245
Mine Safety Appliances Co.	3,134	146,828
Performant Financial Corp.	6,680	88,510
Steelcase, Inc. Class A	33,730	477,280
The Brink's Co.	13,280	351,256
Unifirst Corp. Massachusetts	10,248	856,118
Viad Corp.	9,453	259,579
		3,909,786
Construction & Engineering - 1.9%
Argan, Inc.	33,452	559,652
Dycom Industries, Inc. (a)	17,053	357,260
EMCOR Group, Inc.	26,592	1,025,653
Granite Construction, Inc.	23,794	739,755
MYR Group, Inc. (a)	3,731	86,597
Primoris Services Corp.	6,206	116,363
Sterling Construction Co., Inc. (a)	2,867	32,397
Tutor Perini Corp. (a)	8,457	143,854
		3,061,531
Electrical Equipment - 0.2%
Brady Corp. Class A	5,803	197,592
Powell Industries, Inc. (a)	1,641	95,523
		293,115
Machinery - 2.6%
Alamo Group, Inc.	1,243	44,475
Albany International Corp. Class A	3,384	96,647
American Railcar Industries, Inc.	3,616	157,802
Cascade Corp.	52	3,341
CLARCOR, Inc. (e)	2,940	149,911
ESCO Technologies, Inc.	926	37,559
Hurco Companies, Inc. (a)	2,129	59,867
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Hyster-Yale Materials Handling Class A	17,221	$ 882,232
John Bean Technologies Corp.	3,756	69,223
Kadant, Inc.	18,134	445,190
Kaydon Corp.	4,872	121,849
L.B. Foster Co. Class A	3,193	141,003
Lindsay Corp.	872	74,512
Lydall, Inc. (a)	1,952	29,397
Mueller Industries, Inc.	15,746	837,372
RBC Bearings, Inc. (a)	2,204	109,847
Standex International Corp. (e)	2,950	158,769
Tennant Co.	5,351	249,731
Twin Disc, Inc. (e)	1,046	24,999
Watts Water Technologies, Inc. Class A	9,381	440,344
		4,134,070
Professional Services - 1.1%
Barrett Business Services, Inc.	12,317	538,007
GP Strategies Corp. (a)	1,204	25,994
Insperity, Inc.	15,396	436,477
Kelly Services, Inc. Class A (non-vtg.)	14,503	256,123
Korn/Ferry International (a)	9,576	177,252
Navigant Consulting, Inc. (a)	2,751	35,020
Resources Connection, Inc.	12,801	156,300
TrueBlue, Inc. (a)	2,368	45,916
WageWorks, Inc. (a)	3,915	92,433
		1,763,522
Road & Rail - 1.5%
AMERCO	2,146	323,424
Celadon Group, Inc. (e)	9,505	189,435
Heartland Express, Inc.	5,709	77,471
Knight Transportation, Inc.	9,120	142,819
Old Dominion Freight Lines, Inc. (a)	4,202	151,062
Roadrunner Transportation Systems, Inc. (a)	4,273	97,339
Saia, Inc. (a)	8,824	283,515
Swift Transporation Co. (a)(e)	60,788	822,462
Universal Truckload Services, Inc.	4,182	76,280
Werner Enterprises, Inc. (e)	11,591	266,825
		2,430,632
Trading Companies & Distributors - 1.2%
Aceto Corp.	7,093	73,838
Aircastle Ltd.	52,335	704,952
Applied Industrial Technologies, Inc.	13,519	586,860
DXP Enterprises, Inc. (a)	2,399	149,218
H&E Equipment Services, Inc. (e)	15,431	300,287
		1,815,155
TOTAL INDUSTRIALS		24,786,336

	Shares	Value
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 2.8%
Anaren, Inc. (a)	17,812	$ 344,662
Arris Group, Inc. (a)(e)	54,117	938,930
Black Box Corp. (e)	23,544	571,177
Communications Systems, Inc.	5,701	61,001
Comtech Telecommunications Corp.	19,782	529,762
Emulex Corp. (a)	33,343	215,062
Harmonic, Inc. (a)	21,327	121,351
InterDigital, Inc.	6,148	272,971
Loral Space & Communications Ltd.	10,894	634,467
Oplink Communications, Inc. (a)	2,734	41,994
Plantronics, Inc.	7,309	294,991
Tellabs, Inc. (e)	53,841	109,297
Tessco Technologies, Inc.	14,265	324,814
		4,460,479
Computers & Peripherals - 1.5%
Cray, Inc. (a)	5,424	104,954
Electronics for Imaging, Inc. (a)	23,857	550,142
QLogic Corp. (a)	71,515	813,841
Super Micro Computer, Inc. (a)(e)	6,000	70,200
Synaptics, Inc. (a)	24,311	845,050
		2,384,187
Electronic Equipment & Components - 2.3%
Anixter International, Inc. (e)	13,246	912,914
Audience, Inc. (e)	1,507	20,555
Benchmark Electronics, Inc. (a)	35,523	618,811
Checkpoint Systems, Inc. (a)	5,966	70,757
Coherent, Inc.	2,097	121,123
Daktronics, Inc.	5,456	55,706
Electro Scientific Industries, Inc.	39,490	434,785
Newport Corp. (a)	8,589	140,430
OSI Systems, Inc. (a)	1,983	114,280
PC Connection, Inc.	3,202	45,917
Plexus Corp. (a)	6,821	166,160
Sanmina Corp. (a)	5,887	60,283
ScanSource, Inc. (a)	1,837	55,128
SYNNEX Corp. (a)(e)	18,403	701,706
Vishay Precision Group, Inc. (a)	1,939	27,243
		3,545,798
Internet Software & Services - 0.1%
XO Group, Inc. (a)	14,271	130,580
IT Services - 2.5%
Acxiom Corp. (a)	38,498	701,049
CACI International, Inc. Class A (a)(e)	15,973	810,630
Convergys Corp. (e)	17,284	286,742
CSG Systems International, Inc. (a)	4,707	91,363
Global Cash Access Holdings, Inc. (a)	70,469	500,330
Heartland Payment Systems, Inc.	2,147	66,772
Jack Henry & Associates, Inc.	13,661	597,259
Maximus, Inc.	2,589	188,427
NCI, Inc. Class A (a)	8,882	44,676
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Sykes Enterprises, Inc. (a)	2,387	$ 35,471
Teletech Holdings, Inc. (a)	25,799	482,699
Unisys Corp. (a)	5,338	122,667
		3,928,085
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Energy Industries, Inc. (a)(e)	11,426	206,125
Ambarella, Inc. (a)	3,054	30,418
Cabot Microelectronics Corp. (e)	5,419	185,167
Exar Corp. (a)	4,289	50,396
First Solar, Inc. (a)(e)	7,850	202,923
Intersil Corp. Class A	17,178	145,841
Kulicke & Soffa Industries, Inc. (a)	60,956	659,544
MEMC Electronic Materials, Inc. (a)(e)	16,630	82,319
Omnivision Technologies, Inc. (a)(e)	16,319	251,476
Rambus, Inc. (a)	9,897	55,819
RF Micro Devices, Inc. (a)(e)	166,170	766,044
Semtech Corp. (a)	2,723	83,242
Spansion, Inc. Class A	4,782	56,236
Tessera Technologies, Inc.	11,029	196,757
		2,972,307
Software - 4.3%
Actuate Corp. (a)	19,810	119,058
Aspen Technology, Inc. (a)	30,190	928,644
AVG Technologies NV (e)	28,710	450,747
CommVault Systems, Inc. (a)(e)	12,865	951,367
Comverse, Inc.	1,225	33,712
Fair Isaac Corp.	7,877	349,266
Infoblox, Inc. (e)	7,618	160,664
Manhattan Associates, Inc. (a)	12,292	858,719
Monotype Imaging Holdings, Inc. (e)	33,442	702,282
NetScout Systems, Inc. (a)	24,154	614,236
Pegasystems, Inc.	3,860	105,725
Progress Software Corp. (a)(e)	29,758	670,150
QAD, Inc.:
Class A	4,628	60,395
Class B	3,690	44,391
TeleCommunication Systems, Inc. Class A (a)	144,131	332,943
TeleNav, Inc. (a)	50,844	361,501
		6,743,800
TOTAL INFORMATION TECHNOLOGY		24,165,236
MATERIALS - 5.1%
Chemicals - 2.3%
A. Schulman, Inc.	4,988	156,374
Axiall Corp.	10,966	620,456
Balchem Corp.	1,108	44,686
FutureFuel Corp.	40,064	525,239
Innospec, Inc.	11,551	464,928

	Shares	Value
Kraton Performance Polymers, Inc. (a)	1,872	$ 45,003
Landec Corp. (a)	8,500	93,585
LSB Industries, Inc. (a)	4,793	185,729
Minerals Technologies, Inc.	17,323	697,078
OM Group, Inc. (a)(e)	6,043	148,295
Quaker Chemical Corp.	2,016	115,739
Sensient Technologies Corp.	7,900	291,589
Stepan Co.	2,521	154,386
		3,543,087
Construction Materials - 0.3%
Headwaters, Inc. (a)	50,139	471,808
Containers & Packaging - 1.7%
AEP Industries, Inc. (a)	8,323	587,021
Boise, Inc.	68,992	592,641
Graphic Packaging Holding Co. (a)	119,999	890,393
Myers Industries, Inc.	36,273	533,939
		2,603,994
Metals & Mining - 0.2%
Metals USA Holdings Corp.	1,353	28,061
Worthington Industries, Inc. (e)	12,559	355,922
		383,983
Paper & Forest Products - 0.6%
Buckeye Technologies, Inc.	2,571	71,294
Clearwater Paper Corp. (a)	2,310	111,781
Domtar Corp.	1,682	125,410
Neenah Paper, Inc.	4,881	142,525
Schweitzer-Mauduit International, Inc.	13,150	484,578
		935,588
TOTAL MATERIALS		7,938,460
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Premiere Global Services, Inc. (a)	3,188	34,016
UTILITIES - 4.3%
Electric Utilities - 2.5%
Cleco Corp. (e)	22,610	1,001,623
El Paso Electric Co.	24,389	813,373
IDACORP, Inc.	15,700	733,033
PNM Resources, Inc.	23,189	520,825
Portland General Electric Co. (e)	31,641	939,421
		4,008,275
Gas Utilities - 0.1%
Southwest Gas Corp.	1,598	72,389
Independent Power Producers & Energy Traders - 0.6%
Black Hills Corp.	20,034	833,214
Genie Energy Ltd. Class B	13,296	93,338
		926,552
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.6%
Avista Corp.	13,872	$ 363,308
NorthWestern Energy Corp.	15,222	593,354
		956,662
Water Utilities - 0.5%
American States Water Co. (e)	15,050	797,048
TOTAL UTILITIES		6,760,926
TOTAL COMMON STOCKS (Cost $130,806,840)		151,528,674
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.12% 6/27/13 (f) (Cost $699,755)	$ 700,000	699,742
Money Market Funds - 17.3%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	4,549,244	4,549,244
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(d)	22,662,157	22,662,157
TOTAL MONEY MARKET FUNDS (Cost $27,211,401)		27,211,401
TOTAL INVESTMENT PORTFOLIO - 113.9% (Cost $158,717,996)		179,439,817
NET OTHER ASSETS (LIABILITIES) - (13.9)%		(21,872,414)
NET ASSETS - 100%		$ 157,567,403
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
65 NYFE Russell 2000 Mini Index Contracts	March 2013	$ 5,916,300	$ 147,491

The face value of futures purchased as a percentage of net assets is 3.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $269,900.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 47,988
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,992,867	$ 17,992,867	$ -	$ -
Consumer Staples	7,140,851	7,140,851	-	-
Energy	9,875,204	9,875,204	-	-
Financials	37,342,529	37,342,529	-	-
Health Care	15,492,249	15,492,249	-	-
Industrials	24,786,336	24,786,336	-	-
Information Technology	24,165,236	24,165,236	-	-
Materials	7,938,460	7,938,460	-	-
Telecommunication Services	34,016	34,016	-	-
Utilities	6,760,926	6,760,926	-	-
U.S. Government and Government Agency Obligations	699,742	-	699,742	-
Money Market Funds	27,211,401	27,211,401	-	-
Total Investments in Securities:	$ 179,439,817	$ 178,740,075	$ 699,742	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 147,491	$ 147,491	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 147,491	$ -
Total Value of Derivatives	$ 147,491	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value (including securities loaned of $22,088,073) - See accompanying schedule: Unaffiliated issuers (cost $136,055,839)	$ 156,777,660
Fidelity Central Funds (cost $22,662,157)	22,662,157
Total Investments (cost $158,717,996)		$ 179,439,817
Receivable for investments sold		5,197,066
Receivable for fund shares sold		746,382
Dividends receivable		140,126
Interest receivable		147
Distributions receivable from Fidelity Central Funds		2,752
Receivable for daily variation margin on futures contracts		7,296
Other receivables		95
Total assets		185,533,681

Liabilities
Payable for investments purchased	$ 4,886,263
Payable for fund shares redeemed	332,183
Accrued management fee	66,494
Other affiliated payables	19,181
Collateral on securities loaned, at value	22,662,157
Total liabilities		27,966,278

Net Assets		$ 157,567,403
Net Assets consist of:
Paid in capital		$ 132,697,371
Undistributed net investment income		72,543
Accumulated undistributed net realized gain (loss) on investments		3,928,176
Net unrealized appreciation (depreciation) on investments		20,869,313
Net Assets, for 14,919,053 shares outstanding		$ 157,567,403
Net Asset Value, offering price and redemption price per share ($157,567,403 ÷ 14,919,053 shares)		$ 10.56

Statement of Operations

	Year ended February 28, 2013

Investment Income
Dividends		$ 3,376,674
Interest		3,333
Income from Fidelity Central Funds		47,988
Total income		3,427,995

Expenses
Management fee	$ 662,265
Transfer agent fees	191,479
Independent trustees' compensation	1,528
Miscellaneous	324
Total expenses before reductions	855,596
Expense reductions	(5)	855,591
Net investment income (loss)		2,572,404
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,277,350
Futures contracts	828,829
Total net realized gain (loss)		11,106,179
Change in net unrealized appreciation (depreciation) on: Investment securities	6,236,255
Futures contracts	95,726
Total change in net unrealized appreciation (depreciation)		6,331,981
Net gain (loss)		17,438,160
Net increase (decrease) in net assets resulting from operations		$ 20,010,564

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,572,404	$ 794,412
Net realized gain (loss)	11,106,179	11,860,259
Change in net unrealized appreciation (depreciation)	6,331,981	(10,947,206)
Net increase (decrease) in net assets resulting from operations	20,010,564	1,707,465
Distributions to shareholders from net investment income	(2,545,839)	(628,524)
Distributions to shareholders from net realized gain	(6,901,191)	(12,048,896)
Total distributions	(9,447,030)	(12,677,420)
Share transactions Proceeds from sales of shares	52,452,774	56,252,048
Reinvestment of distributions	9,101,641	12,118,854
Cost of shares redeemed	(36,450,246)	(49,441,411)
Net increase (decrease) in net assets resulting from share transactions	25,104,169	18,929,491
Redemption fees	26,146	84,849
Total increase (decrease) in net assets	35,693,849	8,044,385

Net Assets
Beginning of period	121,873,554	113,829,169
End of period (including undistributed net investment income of $72,543 and undistributed net investment income of $59,138, respectively)	$ 157,567,403	$ 121,873,554
Other Information Shares
Sold	5,233,611	5,595,208
Issued in reinvestment of distributions	954,511	1,301,330
Redeemed	(3,697,266)	(5,089,964)
Net increase (decrease)	2,490,856	1,806,574

Financial Highlights

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 10.72	$ 8.05	$ 5.20	$ 9.03
Income from Investment Operations
Net investment income (loss) B	.20	.07	.06	.05	.09
Net realized and unrealized gain (loss)	1.30	.14	2.67	2.86	(3.87)
Total from investment operations	1.50	.21	2.73	2.91	(3.78)
Distributions from net investment income	(.20)	(.06)	(.06)	(.06)	(.06)
Distributions from net realized gain	(.55)	(1.08)	-	-	-
Total distributions	(.75)	(1.13) H	(.06)	(.06)	(.06)
Redemption fees added to paid in capital B	- G	.01	- G	- G	.01
Net asset value, end of period	$ 10.56	$ 9.81	$ 10.72	$ 8.05	$ 5.20
Total Return A	16.15%	2.87%	34.01%	55.93%	(41.94)%
Ratios to Average Net Assets C, E
Expenses before reductions	.67%	.67%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.67%	.67%	.67%	.67%	.67%
Expenses net of all reductions	.67%	.67%	.67%	.67%	.67%
Net investment income (loss)	2.02%	.69%	.63%	.77%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,567	$ 121,874	$ 113,829	$ 85,243	$ 57,443
Portfolio turnover rate D	106%	79%	90%	98% I	36% I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $1.13 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $1.075 per share.

I Reflects adjustments to exclude transactions in money market funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity International Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2013	Past 1 year	Past 5 years	Life of fund A
Fidelity International Enhanced Index Fund	10.64%	-1.83%	-3.03%

A From December 20, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity International Enhanced Index Fund on December 20, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® Index performed over the same period.

Annual Report

Fidelity International Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: For the 12 months ending February 28, 2013, international equities cast off an early-period drubbing and rebounded to finish in positive territory, as debt woes in the eurozone subsided and central banks around the world continued with monetary easing. Foreign developed- and emerging-markets stocks, as measured by the MSCI® ACWI® (All Country World Index) ex USA Index, rose 6.80% for the year, fueled in part by stabilization in the eurozone and improving U.S. economic data, but held back by a stronger U.S. dollar. International stocks were hard hit through May, amid fear of global debt contagion and an economic slowdown in China. Markets reversed course in the summer and never looked back, fueled by news that European Central Bank officials would do "whatever it takes" to save the euro. Within the MSCI index, several European countries had double-digit gains, with Switzerland (+23%) and Sweden (+15%) posting strong returns, while larger economies such as Germany (+11%), France (+10%) and the U.K. (+7%) - the biggest market weighting in the index - also fared well. Countries plagued by slowing or stagnant economies had mixed results, including Greece (+9%), Spain (+2%) and Italy (-3%). Asia-Pacific ex Japan (+15%) outpaced the index, while Japan (+5%) was especially hurt by currency fluctuations. Canada and the more-volatile emerging markets saw only modest to flat gains.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® International Enhanced Index Fund: For the year, the fund gained 10.64%, outpacing the benchmark MSCI® EAFE® Index, which added 9.99%. Relative to the MSCI® EAFE®, stock selection in the financials sector was especially helpful and more than made up for the modest negative impact of underweighting one of its underlying industries, diversified financials. Stock picking also was favorable in the energy and materials sectors. In contrast, security selection in consumer services within the consumer discretionary sector hurt, as did our positioning in information technology. On a country basis, stock selection was very strong in Japan, but unfavorable in France and the United Kingdom. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Looking at individual stocks, Hong Kong-based investment holding company Wheelock and Spanish food retailer Distribuidora Internacional de Alimentacion each enjoyed a very favorable result, with both firms' shares gaining more than 60%. In Japan, Fuji Heavy Industries, a manufacturer of vehicles and industrial machinery, also added value, as did Germany's Suedzucker, a maker of sugar-based food products. Underweighting a couple of poor-performing U.K.-based companies - mining firm Anglo American and natural gas company BG Group - also proved helpful. On the negative side, the fund's position in Finnish mobile phone manufacturer Nokia proved detrimental, as the company was unsuccessful in managing a highly competitive business environment. Similarly, an increasingly competitive business environment weighed on the shares of France's leading telecommunication services provider, France Telecom. Elsewhere, our investments in OZ Minerals, an Australian mining company, and Showa Denko, a Japanese materials firm, detracted from the fund's results. Nokia and Showa Denko were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity International Enhanced Index Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of February 28, 2013
United Kingdom	21.0%
Japan	20.9%
France	8.1%
Switzerland	8.0%
Australia	8.0%
Germany	7.8%
Hong Kong	3.2%
Sweden	2.8%
Spain	2.7%
Other	17.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of August 31, 2012
United Kingdom	21.0%
Japan	20.6%
Australia	7.7%
Germany	7.5%
Switzerland	7.4%
France	7.4%
United States of America	4.1%
Netherlands	3.5%
Hong Kong	3.1%
Other	17.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.3	98.6
Short-Term Investments and Net Other Assets (Liabilities)	0.7	1.4
Top Ten Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.9	2.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7	1.6
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.7	1.7
Novartis AG (Switzerland, Pharmaceuticals)	1.5	1.5
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.5
Sanofi SA (France, Pharmaceuticals)	1.3	0.6
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.3	1.1
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.6
Total SA (France, Oil, Gas & Consumable Fuels)	1.2	1.4
Commonwealth Bank of Australia (Australia, Commercial Banks)	1.2	1.2
	14.4
Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.6	22.9
Consumer Staples	11.8	13.0
Consumer Discretionary	11.5	10.1
Industrials	11.2	11.2
Health Care	10.2	10.1
Materials	8.5	7.8
Energy	7.4	8.7
Information Technology	4.3	3.5
Telecommunication Services	3.9	5.1
Utilities	3.3	3.5

Annual Report

Fidelity International Enhanced Index Fund

Investments February 28, 2013

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 8.0%
Amcor Ltd.	4,062	$ 38,172
Australia & New Zealand Banking Group Ltd.	10,757	315,568
BHP Billiton Ltd.	5,913	221,372
Commonwealth Bank of Australia	5,484	376,822
DEXUS Property Group unit	47,022	52,353
Flight Centre Ltd.	3,298	109,484
Macquarie Group Ltd.	3,152	121,444
National Australia Bank Ltd.	8,544	263,564
OZ Minerals Ltd.	13,064	84,869
Ramsay Health Care Ltd.	1,974	64,765
Rio Tinto Ltd.	925	63,352
Suncorp-Metway Ltd.	12,251	141,030
Telstra Corp. Ltd.	31,221	146,378
Wesfarmers Ltd.	358	15,004
Westfield Group unit	12,003	137,317
Westfield Retail Trust unit	7,479	24,293
Westpac Banking Corp.	7,908	248,549
Woolworths Ltd.	416	14,843
TOTAL AUSTRALIA		2,439,179
Austria - 0.8%
OMV AG	2,933	127,665
Raiffeisen International Bank-Holding AG	5	189
Voestalpine AG	3,033	102,399
TOTAL AUSTRIA		230,253
Belgium - 1.6%
Ageas	1,167	39,743
Anheuser-Busch InBev SA NV	2,768	259,403
Groupe Bruxelles Lambert SA	694	55,441
Solvay SA Class A	831	118,744
TOTAL BELGIUM		473,331
Bermuda - 0.4%
Noble Group Ltd.	112,000	107,171
Yue Yuen Industrial (Holdings) Ltd.	2,000	6,756
TOTAL BERMUDA		113,927
Cayman Islands - 0.8%
MGM China Holdings Ltd.	46,800	113,084
Sands China Ltd.	4,000	19,057
Wynn Macau Ltd. (a)	40,400	106,527
TOTAL CAYMAN ISLANDS		238,668
Denmark - 1.4%
A.P. Moller - Maersk A/S Series B	17	135,961
Novo Nordisk A/S Series B	1,678	293,372
TOTAL DENMARK		429,333
Finland - 1.2%
Metso Corp.	2,482	106,608
Orion Oyj (B Shares)	4,959	146,965

	Shares	Value
Sampo Oyj (A Shares)	1,809	$ 66,861
Stora Enso Oyj (R Shares)	8,332	56,021
TOTAL FINLAND		376,455
France - 8.1%
AXA SA	7,080	122,982
BNP Paribas SA	3,033	170,684
Bouygues SA	4,346	122,784
Christian Dior SA	269	44,935
Compagnie de St. Gobain	3,666	146,241
Danone SA	207	14,375
EDF SA	5,526	104,502
France Telecom SA	14,755	142,311
GDF Suez	6,610	124,958
Imerys	1,526	102,841
LVMH Moet Hennessy - Louis Vuitton SA	78	13,432
Michelin CGDE Series B	1,529	136,619
PPR SA	267	59,852
Renault SA	2,311	146,678
Sanofi SA	4,182	394,939
Schneider Electric SA	498	38,308
Societe Generale Series A	1,125	43,196
Total SA	7,584	378,637
Unibail-Rodamco	88	19,991
VINCI SA	3,086	142,825
TOTAL FRANCE		2,471,090
Germany - 6.3%
Allianz AG	922	126,029
BASF AG	3,479	327,842
Bayer AG	3,124	309,398
Bayerische Motoren Werke AG (BMW)	991	91,472
Continental AG	1,144	134,285
Daimler AG (Germany)	748	44,594
Deutsche Bank AG	1,692	77,248
Deutsche Post AG	6,243	140,067
Kabel Deutschland Holding AG	10	867
Metro AG	1,512	46,784
Muenchener Rueckversicherungs AG	582	104,629
SAP AG	1,207	94,255
Siemens AG	3,144	326,319
Suedzucker AG (Bearer)	2,317	101,487
TOTAL GERMANY		1,925,276
Hong Kong - 3.2%
AIA Group Ltd.	3,200	13,864
Cheung Kong Holdings Ltd.	9,000	139,950
Hang Seng Bank Ltd.	8,200	132,585
Hopewell Holdings Ltd.	19,500	85,235
Hysan Development Co. Ltd.	13,005	66,906
Sino Land Ltd.	22,000	39,997
SJM Holdings Ltd.	39,000	97,455
Sun Hung Kai Properties Ltd.	9,788	151,447
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Wharf Holdings Ltd.	16,000	$ 139,873
Wheelock and Co. Ltd.	21,000	114,672
TOTAL HONG KONG		981,984
Ireland - 0.1%
CRH PLC	1,075	23,373
Italy - 2.3%
Assicurazioni Generali SpA	851	13,799
Enel SpA	43,158	156,188
ENI SpA	9,093	206,955
EXOR SpA	1,263	35,386
Fiat Industrial SpA	10,425	126,780
Fiat SpA	15,937	85,515
Intesa Sanpaolo SpA	7,634	12,388
Telecom Italia SpA	51,389	37,791
UniCredit SpA (a)	5,235	26,600
TOTAL ITALY		701,402
Japan - 20.9%
Aisin Seiki Co. Ltd.	3,200	115,827
Ajinomoto Co., Inc.	7,000	92,815
Aozora Bank Ltd.	39,000	118,233
Asahi Kasei Corp.	17,000	100,507
Brother Industries Ltd.	10,200	106,743
Canon, Inc.	5,700	206,279
Central Japan Railway Co.	1,300	126,367
Daicel Chemical Industries Ltd.	14,000	107,692
Daihatsu Motor Co. Ltd.	6,000	121,890
Daito Trust Construction Co. Ltd.	500	44,773
Daiwa House Industry Co. Ltd.	6,000	110,174
Daiwa Securities Group, Inc.	21,000	129,820
Denso Corp.	3,700	155,281
East Japan Railway Co.	1,100	81,174
Fuji Heavy Industries Ltd.	8,000	119,625
Fujifilm Holdings Corp.	2,000	38,408
Fujitsu Ltd.	25,000	114,899
Hitachi Ltd.	24,000	134,642
Honda Motor Co. Ltd.	1,600	59,838
Hoya Corp.	5,600	107,420
Idemitsu Kosan Co. Ltd.	1,300	118,233
INPEX Corp.	21	111,695
Isuzu Motors Ltd.	18,000	110,692
Itochu Corp.	11,300	130,446
Japan Tobacco, Inc.	2,200	69,425
JGC Corp.	4,000	110,389
Jupiter Telecommunications Co.	5	6,635
Kao Corp.	4,000	127,910
Konica Minolta Holdings, Inc.	10,000	76,384
Kurita Water Industries Ltd.	3,900	77,924
Marubeni Corp.	1,000	7,304
Mitsubishi UFJ Financial Group, Inc.	32,900	182,346
Mitsui & Co. Ltd.	5,900	87,459

	Shares	Value
Mizuho Financial Group, Inc.	98,700	$ 217,083
Namco Bandai Holdings, Inc.	6,700	106,547
NEC Corp. (a)	35,000	86,471
Nippon Telegraph & Telephone Corp.	3,000	137,078
Nissan Motor Co. Ltd.	7,300	73,959
Nitto Denko Corp.	1,900	111,716
Nomura Holdings, Inc.	25,000	143,423
NTT DoCoMo, Inc.	52	80,391
ORIX Corp.	1,090	121,359
Osaka Gas Co. Ltd.	27,000	104,866
Otsuka Holdings Co. Ltd.	4,200	134,487
Resona Holdings, Inc.	24,800	113,712
Seven & i Holdings Co., Ltd.	4,300	125,535
Seven Bank Ltd.	36,800	96,873
Shionogi & Co. Ltd.	5,800	118,203
Softbank Corp.	200	7,412
Sojitz Corp.	62,900	96,362
Sumitomo Corp.	11,300	138,248
Sumitomo Mitsui Financial Group, Inc.	5,800	231,473
Sumitomo Mitsui Trust Holdings, Inc.	7,000	27,187
Suzuki Motor Corp.	5,200	124,376
Tokyo Gas Co. Ltd.	23,000	111,166
Toyoda Gosei Co. Ltd.	4,600	106,253
Toyota Motor Corp.	6,200	318,429
TOTAL JAPAN		6,341,858
Netherlands - 2.5%
Heineken Holding NV (A Shares)	1,823	114,241
Heineken NV (Bearer)	1,860	138,876
ING Groep NV (Certificaten Van Aandelen) (a)	5,524	44,224
Koninklijke Ahold NV	8,934	128,302
Koninklijke Philips Electronics NV	5,859	165,525
Royal DSM NV	1,880	110,057
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,870	72,521
TOTAL NETHERLANDS		773,746
New Zealand - 0.3%
Telecom Corp. of New Zealand Ltd.	42,784	85,594
Norway - 1.4%
DnB NOR ASA	5,322	79,264
Gjensidige Forsikring ASA	2,422	38,709
Orkla ASA (A Shares)	4,763	38,987
StatoilHydro ASA	6,594	163,694
Yara International ASA	2,111	100,904
TOTAL NORWAY		421,558
Portugal - 0.0%
Energias de Portugal SA	586	1,758
Portugal Telecom SGPS SA (Reg.)	18	91
TOTAL PORTUGAL		1,849
Common Stocks - continued
	Shares	Value
Singapore - 2.4%
ComfortDelgro Corp. Ltd.	65,000	$ 100,775
DBS Group Holdings Ltd.	13,106	159,909
Keppel Ld Ltd.	31,000	104,134
Oversea-Chinese Banking Corp. Ltd.	506	4,127
Singapore Technologies Engineering Ltd.	33,000	113,251
United Overseas Bank Ltd.	10,000	154,070
Yangzijiang Shipbuilding Holdings Ltd.	122,000	95,066
TOTAL SINGAPORE		731,332
Spain - 2.7%
Amadeus IT Holding SA Class A	4,803	122,903
Banco Bilbao Vizcaya Argentaria SA	9,874	95,653
Banco Santander SA (Spain)	22,514	170,473
Distribuidora Internacional de Alimentacion SA	9,116	71,206
Gas Natural SDG SA	5,530	109,703
Iberdrola SA	26,912	133,162
MAPFRE SA (Reg.)	13,338	43,412
Repsol YPF SA	1,076	22,912
Telefonica SA	4,065	53,058
TOTAL SPAIN		822,482
Sweden - 2.8%
Industrivarden AB Series C	5,565	99,298
Investor AB (B Shares)	2,744	80,401
Nordea Bank AB	3,829	44,315
Sandvik AB	8,686	141,154
Scania AB (B Shares)	4,426	92,114
Skandinaviska Enskilda Banken AB (A Shares)	8,016	83,477
Svenska Cellulosa AB (SCA) (B Shares)	199	4,865
Svenska Handelsbanken AB (A Shares)	542	23,558
Swedbank AB (A Shares)	3,956	95,117
Telefonaktiebolaget LM Ericsson (B Shares)	15,637	190,093
TOTAL SWEDEN		854,392
Switzerland - 8.0%
ABB Ltd. (Reg.)	1,152	26,209
Actelion Ltd.	2,046	105,563
Compagnie Financiere Richemont SA Series A	216	17,364
Credit Suisse Group	1,860	49,583
Ems-Chemie Holding AG	395	111,361
Givaudan SA	15	17,924
Nestle SA	8,479	591,917
Novartis AG	6,889	466,510
Pargesa Holding SA	662	47,286
Roche Holding AG (participation certificate)	2,306	528,217
Schindler Holding AG (Reg.)	831	125,009
Swiss Re Ltd.	1,463	116,987

	Shares	Value
UBS AG	7,103	$ 112,230
Zurich Insurance Group AG	453	123,967
TOTAL SWITZERLAND		2,440,127
United Kingdom - 21.0%
Aberdeen Asset Management PLC	9,187	59,916
Anglo American PLC (United Kingdom)	1,003	29,245
Antofagasta PLC	6,980	115,738
AstraZeneca PLC:
(United Kingdom)	1,546	70,104
sponsored ADR (d)	3,588	163,039
BAE Systems PLC	7,610	40,995
Barclays PLC	35,080	162,768
BG Group PLC	3,664	64,784
BHP Billiton PLC	2,833	89,398
BP PLC	57,959	388,646
British American Tobacco PLC (United Kingdom)	6,695	348,297
British Land Co. PLC	1	9
British Sky Broadcasting Group PLC	10,787	139,179
BT Group PLC	25,000	101,468
Centrica PLC	60	320
Cobham PLC	32,936	115,620
Diageo PLC	3,141	94,187
GlaxoSmithKline PLC	1,351	29,772
GlaxoSmithKline PLC sponsored ADR	7,029	309,487
HSBC Holdings PLC:
(United Kingdom)	35,397	392,046
sponsored ADR (d)	2,293	127,124
Imperial Tobacco Group PLC	5,090	184,551
ITV PLC	61,891	116,614
J Sainsbury PLC	23,107	121,218
Johnson Matthey PLC	2,715	94,732
Lloyds Banking Group PLC (a)	64,962	53,399
Marks & Spencer Group PLC	20,814	117,241
National Grid PLC	15,728	173,767
Next PLC	2,055	130,905
Pearson PLC	50	875
Prudential PLC	3,990	59,223
Reckitt Benckiser Group PLC	2,221	149,229
Rexam PLC	16,826	131,331
Rio Tinto PLC	5,100	272,709
Royal Dutch Shell PLC:
Class A (United Kingdom)	7,450	244,692
Class B (United Kingdom)	12,040	405,155
SABMiller PLC	701	34,849
Standard Chartered PLC (United Kingdom)	7,177	195,546
Tate & Lyle PLC	8,200	101,073
Tesco PLC	38,898	218,102
TUI Travel PLC	20,150	96,994
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unilever PLC	6,019	$ 239,698
Vodafone Group PLC	155,104	389,031
TOTAL UNITED KINGDOM		6,373,076
TOTAL COMMON STOCKS (Cost $27,149,004)		29,250,285
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.5%
Henkel AG & Co. KGaA	1,939	170,899
ProSiebenSat.1 Media AG	2,783	95,920
Volkswagen AG	824	179,923
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $370,536)		446,742
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.15% 4/11/13 (e) (Cost $59,990)	$ 60,000	59,994
Money Market Funds - 1.8%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (f)	268,254	268,254
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	287,925	287,925
TOTAL MONEY MARKET FUNDS (Cost $556,179)		556,179
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $28,135,709)		30,313,200
NET OTHER ASSETS (LIABILITIES) - 0.3%		98,448
NET ASSETS - 100%		$ 30,411,648
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 NYSE E-mini MSCI EAFE Index Contracts	March 2013	$ 497,670	$ (1,994)

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's websiteor upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $59,994.
(f) The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 813
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,524,979	$ 3,071,878	$ 453,101	$ -
Consumer Staples	3,651,612	2,045,589	1,606,023	-
Energy	2,233,068	445,289	1,787,779	-
Financials	7,752,081	5,760,909	1,991,172	-
Health Care	3,134,821	1,880,124	1,254,697	-
Industrials	3,388,677	2,870,624	518,053	-
Information Technology	1,278,497	787,870	490,627	-
Materials	2,532,299	1,925,447	606,852	-
Telecommunication Services	1,180,603	239,384	941,219	-
Utilities	1,020,390	846,623	173,767	-
Government Obligations	59,994	-	59,994	-
Money Market Funds	556,179	556,179	-	-
Total Investments in Securities:	$ 30,313,200	$ 20,429,916	$ 9,883,284	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,994)	$ (1,994)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 985,186
Level 2 to Level 1	$ 217,115
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,994)
Total Value of Derivatives	$ -	$ (1,994)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013

Assets
Investment in securities, at value (including securities loaned of $281,008) - See accompanying schedule: Unaffiliated issuers (cost $27,847,784)	$ 30,025,275
Fidelity Central Funds (cost $287,925)	287,925
Total Investments (cost $28,135,709)		$ 30,313,200
Foreign currency held at value (cost $328,339)		325,047
Receivable for fund shares sold		5,307
Dividends receivable		95,549
Interest receivable		25
Distributions receivable from Fidelity Central Funds		29
Total assets		30,739,157

Liabilities
Payable for fund shares redeemed	$ 23,248
Accrued management fee	11,793
Payable for daily variation margin on futures contracts	780
Other affiliated payables	3,763
Collateral on securities loaned, at value	287,925
Total liabilities		327,509

Net Assets		$ 30,411,648
Net Assets consist of:
Paid in capital		$ 31,717,526
Undistributed net investment income		68,799
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,545,101)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,170,424
Net Assets, for 4,081,528 shares outstanding		$ 30,411,648
Net Asset Value, offering price and redemption price per share ($30,411,648 ÷ 4,081,528 shares)		$ 7.45

Statement of Operations

	Year ended February 28, 2013

Investment Income
Dividends		$ 1,010,925
Interest		714
Income from Fidelity Central Funds		813
Income before foreign taxes withheld		1,012,452
Less foreign taxes withheld		(73,910)
Total income		938,542

Expenses
Management fee	$ 120,457
Transfer agent fees	38,542
Independent trustees' compensation	308
Miscellaneous	66
Total expenses		159,373
Net investment income (loss)		779,169
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	160,772
Foreign currency transactions	8,627
Futures contracts	175,060
Total net realized gain (loss)		344,459
Change in net unrealized appreciation (depreciation) on: Investment securities	1,600,673
Assets and liabilities in foreign currencies	(5,506)
Futures contracts	(95,604)
Total change in net unrealized appreciation (depreciation)		1,499,563
Net gain (loss)		1,844,022
Net increase (decrease) in net assets resulting from operations		$ 2,623,191

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity International Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2013	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 779,169	$ 711,725
Net realized gain (loss)	344,459	(17,937)
Change in net unrealized appreciation (depreciation)	1,499,563	(2,857,591)
Net increase (decrease) in net assets resulting from operations	2,623,191	(2,163,803)
Distributions to shareholders from net investment income	(774,163)	(697,868)
Distributions to shareholders from net realized gain	(63,148)	(17,836)
Total distributions	(837,311)	(715,704)
Share transactions Proceeds from sales of shares	9,411,727	12,780,368
Reinvestment of distributions	807,297	678,145
Cost of shares redeemed	(7,659,451)	(9,990,460)
Net increase (decrease) in net assets resulting from share transactions	2,559,573	3,468,053
Redemption fees	229	2,353
Total increase (decrease) in net assets	4,345,682	590,899

Net Assets
Beginning of period	26,065,966	25,475,067
End of period (including undistributed net investment income of $68,799 and undistributed net investment income of $63,793, respectively)	$ 30,411,648	$ 26,065,966
Other Information Shares
Sold	1,352,694	1,810,888
Issued in reinvestment of distributions	114,634	105,259
Redeemed	(1,136,991)	(1,444,919)
Net increase (decrease)	330,337	471,228

Financial Highlights

Years ended February 28,	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 6.95	$ 7.77	$ 6.58	$ 4.42	$ 9.35
Income from Investment Operations
Net investment income (loss) B	.21	.20	.17	.15	.18
Net realized and unrealized gain (loss)	.52	(.82)	1.19	2.17	(4.96)
Total from investment operations	.73	(.62)	1.36	2.32	(4.78)
Distributions from net investment income	(.21)	(.19)	(.17)	(.14)	(.14)
Distributions from net realized gain	(.02)	(.01)	-	(.02)	(.01)
Total distributions	(.23)	(.20)	(.17)	(.16)	(.15)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 7.45	$ 6.95	$ 7.77	$ 6.58	$ 4.42
Total Return A	10.64%	(7.81)%	20.95%	52.44%	(51.52)%
Ratios to Average Net Assets C, E
Expenses before reductions	.62%	.62%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.62%	.62%	.62%	.62%	.62%
Expenses net of all reductions	.62%	.62%	.62%	.62%	.62%
Net investment income (loss)	3.04%	2.84%	2.50%	2.39%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,412	$ 26,066	$ 25,475	$ 19,958	$ 12,950
Portfolio turnover rate D	56%	49%	32%	22% H	42% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2013

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 28, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Large Cap Growth Enhanced Index Fund	$ 164,355,384	$ 25,874,823	$ (2,271,374)	$ 23,603,449
Fidelity Large Cap Value Enhanced Index Fund	94,315,575	19,199,479	(680,703)	18,518,776
Fidelity Large Cap Core Enhanced Index Fund	210,791,709	22,681,909	(13,487,562)	9,194,347
Fidelity Mid Cap Enhanced Index Fund	129,235,185	15,484,551	(1,395,383)	14,089,168
Fidelity Small Cap Enhanced Index Fund	158,891,936	23,823,873	(3,275,992)	20,547,881
Fidelity International Enhanced Index Fund	28,194,125	4,005,627	(1,886,552)	2,119,075

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$ 553,491	$ 2,648,398	$ -	$ 23,603,449
Fidelity Large Cap Value Enhanced Index Fund	440,579	2,061,542	-	18,518,776
Fidelity Large Cap Core Enhanced Index Fund	7,712,404	4,526,264	(14,121,317)	9,187,782
Fidelity Mid Cap Enhanced Index Fund	209,468	2,656,588	(1,162,787)	14,231,766
Fidelity Small Cap Enhanced Index Fund	72,543	4,249,608	-	20,547,881
Fidelity International Enhanced Index Fund	87,595	-	(3,391,976)	2,114,002

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration			Total with expiration
	2017	2018	2019
Fidelity Large Cap Core Enhanced Index Fund	$ -	$ (13,309,569)	$ -	$ (13,309,569)
Fidelity Mid Cap Enhanced Index Fund	-	(654,342)	(508,445)	(1,162,787)
Fidelity International Enhanced Index Fund	(730,243)	(1,890,764)	(754,234)	(3,375,241)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Large Cap Core Enhanced Index Fund	$ -	$ (811,748)	$ (811,748)	$ (14,121,317)
Fidelity Mid Cap Enhanced Index Fund	-	-	-	(1,162,787)
Fidelity International Enhanced Index Fund	(16,735)	-	(16,735)	(3,391,976)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund will be limited to approximately $2,804,338, $541,266 and $706,051 per year, respectively.

The tax character of distributions paid was as follows:

February 28, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$ 2,493,084	$ -	$ 2,493,084
Fidelity Large Cap Value Enhanced Index Fund	1,610,247	1,265,614	2,875,861
Fidelity Large Cap Core Enhanced Index Fund	4,152,614	1,162,732	5,315,346
Fidelity Mid Cap Enhanced Index Fund	1,338,905	1,032,505	2,371,410
Fidelity Small Cap Enhanced Index Fund	2,545,839	6,901,191	9,447,030
Fidelity International Enhanced Index Fund	837,311	-	837,311
February 29, 2012
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$ 1,003,885	$ -	$ 1,003,885
Fidelity Large Cap Value Enhanced Index Fund	1,691,757	2,577,862	4,269,619
Fidelity Large Cap Core Enhanced Index Fund	2,264,397	-	2,264,397
Fidelity Mid Cap Enhanced Index Fund	880,930	3,758,251	4,639,181
Fidelity Small Cap Enhanced Index Fund	628,524	12,048,896	12,677,420
Fidelity International Enhanced Index Fund	715,704	-	715,704

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity Small Cap Enhanced Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. Shares held by investors of Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund less than 30 days are subject to a redemption fee equal to 0.75% and 1.00%, respectively, of the net asset

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Short Term Trading (Redemption) Fees - continued

value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 348,303	$ 19,727
Fidelity Large Cap Value Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 160,394	$ 44,116
Fidelity Large Cap Core Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 224,224	$ (240,186)
Fidelity Mid Cap Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 241,282	$ (75,506)

Annual Report

3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Small Cap Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 828,829	$ 95,726
Fidelity International Enhanced Index Fund
Equity Risk
Futures Contracts (a)	$ 175,060	$ (95,604)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	158,134,669	138,352,728
Fidelity Large Cap Value Enhanced Index Fund	81,349,492	61,112,523
Fidelity Large Cap Core Enhanced Index Fund	199,159,824	267,109,739
Fidelity Mid Cap Enhanced Index Fund	117,625,276	79,703,439
Fidelity Small Cap Enhanced Index Fund	148,176,521	131,591,188
Fidelity International Enhanced Index Fund	17,059,353	14,040,106

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. For these services, the Funds pay a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of 0.30% of average net assets for Fidelity Large Cap Growth Enhanced Index, Fidelity Large Cap Value Enhanced Index and Fidelity Large Cap Core Enhanced Index, 0.45% of average net assets for Fidelity Mid Cap Enhanced Index, 0.52% of average net assets for Fidelity Small Cap Enhanced Index and 0.47% of average net assets for Fidelity International Enhanced Index. Under the management contract, Strategic Advisers pays all other ordinary fund-wide operating expenses (such as custody, audit, legal and pricing and bookkeeping fees), except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to Strategic Advisers by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, Strategic Advisers pays other expenses such as those listed above for each of the Funds so that the total expenses do not exceed certain amounts of each Fund's average net assets with certain exceptions, as noted in the following table:

Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each fund paid transfer agent fees at the annual rate of 0.15% of average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Core Enhanced Index Fund	Borrower	$ 5,201,000.42%		$ 842

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Securities Lending Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Large Cap Growth Enhanced Index Fund	$ 402
Fidelity Large Cap Value Enhanced Index Fund	206
Fidelity Large Cap Core Enhanced Index Fund	639
Fidelity Mid Cap Enhanced Index Fund	203
Fidelity Small Cap Enhanced Index Fund	324
Fidelity International Enhanced Index Fund	66

During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Large Cap Growth Enhanced Index Fund	$ 33
Fidelity Large Cap Core Enhanced Index Fund	2
Fidelity Mid Cap Enhanced Index Fund	3
Fidelity Small Cap Enhanced Index Fund	5

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund and Strategic Advisers U.S. Opportunity II Fund were the owners of record of approximately 35% and 11% of the total outstanding shares of the Fidelity Large Cap Core Enhanced Index Fund, respectively. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 46% of the total outstanding shares of Fidelity Large Cap Core Enhanced Index Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust II and the Shareholders of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (funds of Fidelity Commonwealth Trust II) at February 28, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Commonwealth Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 23, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 26 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees asset allocation funds as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The funds may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through Strategic Advisers, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the funds' activities is exercised primarily through the full Board, but also through the Audit and Compliance Committee. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Roger T. Servison (1945)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Derek L. Young (1964)

Year of Election or Appointment: 2012

Mr. Young is Vice President of Fidelity's Asset Allocation Funds (2009-present), President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (1944)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for the Fidelity Rutland Square Trust (2005-2010), a Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary and an Overseer of the Longy School of Music.

Amy Butte Liebowitz (1968)

Year of Election or Appointment: 2011

Ms. Butte Liebowitz was the founder and Chief Executive Officer of TILE Financial (financial internet service, 2008-2012). Previously, Ms. Butte Liebowitz served as the Chief Financial Officer and member of the Board of Directors of MF Global (broker-dealer, 2006-2008), and Chief Financial Officer and Executive Vice President of the New York Stock Exchange (2004-2006). Ms. Butte Liebowitz is a member of the Boards of Directors of Accion International and the New York Women's Forum, as well as an alumna of the World Economic Forum's Young Global Leader program.

Ralph F. Cox (1932)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin. Previously, Mr. Cox served as a Trustee for the Fidelity Rutland Square Trust (2005-2010) and as an Advisory Director of CH2M Hill Companies (engineering, 1981-2011). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (1960)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental and DentaQuest) (2004-present), Director of Vera Bradley (2012-present), Member of the Board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the Board of Directors of the Massachusetts Conference for Women (2008-present), Chairman of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present), Board of Directors of Jobs for Massachusetts (2012-present), National Association of Corporate Directors Chapter (2012-present), and Board of Directors of the Post Office Square Trust (2012-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Members and Executive Officers:

Correspondence intended for Mary C. Farrell may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Howard E. Cox, Jr. (1944)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Commonwealth Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Mary C. Farrell (1949)

Year of Election or Appointment: 2013

Member of the Advisory Board of Fidelity Commonwealth Trust II. Ms. Farrell is a Director of the W.R. Berkley Corporation (insurance provider) and President (2009-present) and Director (2006-present) of the Howard Gilman Foundation (charitable organization). Previously, Ms. Farrell was Managing Director and Chief Investment Strategist at UBS Wealth Management USA and Co-Head of UBS Wealth Management Investment Strategy & Research Group (2003-2005). Ms. Farrell also served as Investment Strategist at PaineWebber (1982-2000) and UBS PaineWebber (2000-2002). Ms. Farrell also serves as Trustee on the Board of Overseers of the New York University Stern School of Business, the Board of Trustees of Yale-New Haven Hospital and the Board of Trustees of Fidelity Rutland Square Trust II.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2010

President and Treasurer of each fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (1966)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of each fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of each fund. Ms. Baumann also serves as AML Officer of the Fidelity funds (2012-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Nicholas E. Steck (1964)

Year of Election or Appointment: 2009

Chief Financial Officer of each fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (1969)

Year of Election or Appointment: 2009

Chief Compliance Officer of each fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2011

Vice President and Assistant Treasurer of each fund. Mr. Deberghes also serves as Assistant Treasurer (2010-present) and Deputy Treasurer (2008-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2012

Assistant Treasurer of each fund. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2010-present) of other Fidelity funds and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of the Fidelity funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of each fund. Mr. Davis is also Assistant Treasurer of certain Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Margaret A. Carey (1973)

Year of Election or Appointment: 2009

Assistant Secretary of each fund. Ms. Carey also serves as Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Vice President, Associate General Counsel (2007-present), and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Large Cap Growth Enhanced Index Fund	04/15/13	04/12/13	$0.039	$0.186
Fidelity Large Cap Value Enhanced Index Fund	04/15/13	04/12/13	$0.035	$0.163
Fidelity Large Cap Core Enhanced Index Fund	04/15/13	04/12/13	$0.041	$0.587
Fidelity Mid Cap Enhanced Index Fund	04/15/13	04/12/13	$0.014	$0.170
Fidelity Small Cap Enhanced Index Fund	04/15/13	04/12/13	$0.005	$0.254
Fidelity International Enhanced Index Fund	04/15/13	04/12/13	$0.017	$0.005

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Large Cap Growth Enhanced Index Fund	$3,148,651
Fidelity Large Cap Value Enhanced Index Fund	$2,749,874
Fidelity Large Cap Core Enhanced Index Fund	$5,688,997
Fidelity Mid Cap Enhanced Index Fund	$2,782,280
Fidelity Small Cap Enhanced Index Fund	$10,435,241

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	April 2012	December 2012
Fidelity Large Cap Growth Enhanced Index Fund	100%	100%
Fidelity Large Cap Value Enhanced Index Fund	100%	100%
Fidelity Large Cap Core Enhanced Index Fund	0%	100%
Fidelity Mid Cap Enhanced Index Fund	100%	100%
Fidelity Small Cap Enhanced Index Fund	100%	98%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2012	December 2012
Fidelity Large Cap Growth Enhanced Index Fund	100%	100%
Fidelity Large Cap Value Enhanced Index Fund	100%	100%
Fidelity Large Cap Core Enhanced Index Fund	0%	100%
Fidelity Mid Cap Enhanced Index Fund	100%	100%
Fidelity Small Cap Enhanced Index Fund	100%	100%
Fidelity International Enhanced Index Fund	100%	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possession of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Enhanced Index Fund	04/16/2012	$0.0160	$0.0015
Fidelity International Enhanced Index Fund	12/17/2012	$0.1000	$0.0172

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund, and Fidelity International Enhanced Index Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Geode Capital Management, LLC (Geode) (the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through these committees.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the funds; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of each fund's shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which each fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and the sub-adviser, Geode (collectively, the Investment Advisers), including the backgrounds of each fund's investment personnel and each fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-adviser, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance over multiple periods measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because each fund had been in existence less than five years, the following charts considered by the Board show for each fund, over the one- and three-year periods ended December 31, 2011, the cumulative total returns of each fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment style similar to the respective fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of each fund.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity International Enhanced Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and in the third quartile for the three-year period and that the fund had out-performed 62% and under-performed 65% of its peers for the one- and three-year periods, respectively, ended December 31, 2011. The Board also noted that the investment performance of the fund was equal to its benchmark for the one-year period and lower than its benchmark for the three-year period shown.

Fidelity Large Cap Core Enhanced Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-year period and in the second quartile for the three-year period and that the fund had out-performed 90% and 56% of its peers for the one- and three-year periods, respectively, ended December 31, 2011. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period and lower than its benchmark for the three-year period shown.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-year period and in the second quartile for the three-year period and that the fund had out-performed 95% and 53% of its peers for the one- and three-year periods, respectively, ended December 31, 2011. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period and lower than its benchmark for the three-year period shown.

Fidelity Large Cap Value Enhanced Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-year period and in the third quartile for the three-year period and that the fund had out-performed 90% and under-performed 64% of its peers for the one- and three-year periods, respectively, ended December 31, 2011. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period and lower than its benchmark for the three-year period shown.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Mid Cap Enhanced Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-year period and in the second quartile for the three-year period and that the fund had out-performed 76% and 55% of its peers for the one- and three-year periods, respectively, ended December 31, 2011. The Board also noted that the investment performance of the fund was equal to its benchmark for the one-year period and lower than its benchmark for the three-year period shown.

Fidelity Small Cap Enhanced Index Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and in the third quartile for the three-year period and that the fund had out-performed 73% and under-performed 62% of its peers for the one- and three-year periods, respectively, ended December 31, 2011. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period and lower than its benchmark for the three-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of each fund to those of other registered investment companies with investment objectives similar to those of the funds. The Board also considered expense contracts currently in effect between the funds and Strategic Advisers, which limit each fund's total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions and certain other expenses) to the following:

Annual Report

Fidelity Large Cap Core Enhanced Index Fund	0.45%
Fidelity Large Cap Growth Enhanced Index Fund	0.45%
Fidelity Large Cap Value Enhanced Index Fund	0.45%
Fidelity Mid Cap Enhanced Index Fund	0.60%
Fidelity Small Cap Enhanced Index Fund	0.67%
Fidelity International Enhanced Index Fund	0.62%

The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 5% would mean that 95% of the funds in the Total Mapped Group had higher management fees than the fund. The Board also compared each fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which each fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity International Enhanced Index Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Large Cap Core Enhanced Index Fund

Fidelity Large Cap Growth Enhanced Index Fund

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Fidelity Mid Cap Enhanced Index Fund

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Small Cap Enhanced Index Fund

The Board noted that each fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the year ended February 29, 2012.

Based on its review, the Board concluded that each fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of each fund's total expenses, the Board considered each fund's management fee as well as other fund expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that each fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed each fund's position relative to competitive funds with the same load type. The Board noted that each fund's total expenses (giving effect to each fund's expense contract with Strategic Advisers) were below the median of each fund's Total Mapped Group for the year ended February 29, 2012.

Based on its review, the Board concluded that the total expenses of each fund were reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

On an annual basis, Strategic Advisers presents information to the Board on its profitability for managing each fund. Strategic Advisers calculates the profitability for each fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to each fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that each fund's sub-advisory contract provides for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to Strategic Advisers. The Board also considered expense contracts currently in effect between the funds and Strategic Advisers, which limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions and certain other expenses) for each fund to the amounts described above. The Board noted that each fund has not generated sufficient revenue to cover its expenses. The Board also noted that as each fund's assets increase, it will continue to monitor whether management fee breakpoints are appropriate.

Annual Report

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that each fund's Advisory Contracts should be renewed because each agreement is in the best interests of that fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which each fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of each agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Geode Capital Management, LLC
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GEI-UANN-0413
1.855137.105

Item 2. Code of Ethics

As of the end of the period, February 28, 2013, Fidelity Commonwealth Trust II (the "trust") has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Amy Butte Liebowitz is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Butte Liebowitz is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, and Fidelity Small Cap Enhanced Index Fund (the "Funds"):

Services Billed by PwC

February 28, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$47,000	$-	$4,000	$500
Fidelity Large Cap Core Enhanced Index Fund	$49,000	$-	$4,000	$500
Fidelity Large Cap Growth Enhanced Index Fund	$44,000	$-	$4,000	$500
Fidelity Large Cap Value Enhanced Index Fund	$44,000	$-	$4,000	$500
Fidelity Mid Cap Enhanced Index Fund	$47,000	$-	$4,000	$500
Fidelity Small Cap Enhanced Index Fund	$45,000	$-	$4,000	$500

February 29, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$43,000	$-	$4,000	$-
Fidelity Large Cap Core Enhanced Index Fund	$44,000	$-	$4,000	$-
Fidelity Large Cap Growth Enhanced Index Fund	$43,000	$-	$4,000	$-
Fidelity Large Cap Value Enhanced Index Fund	$44,000	$-	$4,000	$-
Fidelity Mid Cap Enhanced Index Fund	$44,000	$-	$4,000	$-
Fidelity Small Cap Enhanced Index Fund	$44,000	$-	$4,000	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Strategic Advisers, Inc. ("Strategic Advisers") and entities controlling, controlled by, or under common control with Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2013A	February 29, 2012A
Audit-Related Fees	$4,755,000	$3,795,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the Fund audit or the review of the Fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the Fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider relating to Covered Services and Non-Covered Services (each as defined below) for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2013 A	February 29, 2012 A
PwC	$5,430,000	$5,145,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and Strategic Advisers' review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust ("Non-Covered Service") are not required to be approved, but are reported to the Audit Committee annually.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 25, 2013
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	April 25, 2013